Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
BNY Mellon Large Cap Stock Fund (Prospectus Summary) | BNY Mellon Large Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLCX
BNY Mellon Large Cap Stock Fund (Prospectus Summary) | BNY Mellon Large Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MILCX
BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMOMX
BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMOIX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSMX
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSIX
BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPISX
BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIISX
BNY Mellon Mid Cap Stock Fund (First Prospectus Summary) | BNY Mellon Mid Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPMCX
BNY Mellon Mid Cap Stock Fund (First Prospectus Summary) | BNY Mellon Mid Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMSX
BNY Mellon Small Cap Stock Fund (Prospectus Summary) | BNY Mellon Small Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSSX
BNY Mellon Small Cap Stock Fund (Prospectus Summary) | BNY Mellon Small Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISCX
BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCMX
BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUCIX
BNY Mellon Focused Equity Opportunities Fund (Prospectus Summary) | BNY Mellon Focused Equity Opportunities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFOMX
BNY Mellon Focused Equity Opportunities Fund (Prospectus Summary) | BNY Mellon Focused Equity Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFOIX
BNY Mellon Small/Mid Cap Fund (Prospectus Summary) | BNY Mellon Small/Mid Cap Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCMX
BNY Mellon Small/Mid Cap Fund (Prospectus Summary) | BNY Mellon Small/Mid Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCIX
BNY Mellon International Fund (Prospectus Summary) | BNY Mellon International Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPITX
BNY Mellon International Fund (Prospectus Summary) | BNY Mellon International Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIINX
BNY Mellon Emerging Markets Fund (Prospectus Summary) | BNY Mellon Emerging Markets Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMKX
BNY Mellon Emerging Markets Fund (Prospectus Summary) | BNY Mellon Emerging Markets Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEGX
BNY Mellon International Appreciation Fund (Prospectus Summary) | BNY Mellon International Appreciation Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPPMX
BNY Mellon International Appreciation Fund (Prospectus Summary) | BNY Mellon International Appreciation Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARIX
BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBFX
BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBDX
BNY Mellon Intermediate Bond Fund (Prospectus Summary) | BNY Mellon Intermediate Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPIBX
BNY Mellon Intermediate Bond Fund (Prospectus Summary) | BNY Mellon Intermediate Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIIDX
BNY Mellon Intermediate U.S. Government Fund (Prospectus Summary) | BNY Mellon Intermediate U.S. Government Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVMX
BNY Mellon Intermediate U.S. Government Fund (Prospectus Summary) | BNY Mellon Intermediate U.S. Government Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOVIX
BNY Mellon Short-Term U.S. Government Securities Fund (Prospectus Summary) | BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSUX
BNY Mellon Short-Term U.S. Government Securities Fund (Prospectus Summary) | BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISTX
BNY Mellon National Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPNIX
BNY Mellon National Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINMX
BNY Mellon National Short-Term Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSTX
BNY Mellon National Short-Term Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPPIX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNYMX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNYIX
BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTMX
BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOTIX
BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBLX
BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBLX
BNY Mellon Money Market Fund (First Prospectus Summary) | BNY Mellon Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLMXX
BNY Mellon National Municipal Money Market Fund (First Prospectus Summary) | BNY Mellon National Municipal Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOMXX
BNY Mellon Mid Cap Stock Fund (Second Prospectus Summary) | BNY Mellon Mid Cap Stock Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSPX
BNY Mellon National Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNMBX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBPX
BNY Mellon Money Market Fund (Second Prospectus Summary) | BNY Mellon Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLOXX
BNY Mellon National Municipal Money Market Fund (Second Prospectus Summary) | BNY Mellon National Municipal Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNTXX

BNY Mellon Large Cap Stock Fund (Prospectus Summary) | BNY Mellon Large Cap Stock Fund
BNY Mellon Large Cap Stock Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Large Cap Stock Fund	Class M Shares	Investor Shares
Investment advisory fees	0.65%	0.65%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.80%	1.05%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Large Cap Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	82	255	444	990
Investor Shares	107	334	579	1,283

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

86.71% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques,

fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® 500

Composite Stock Price Index (S&P 500).

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 18.04%

Worst Quarter

Q4, 2008: -22.75%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-13.68%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Large Cap Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	17.13%	2.13%	0.49%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	16.97%	1.39%	0.01%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	11.32%	1.83%	0.37%			Oct 2, 2000
Investor Shares	Investor returns before taxes	16.83%	1.86%		1.48%		Jul 11, 2001
S&P 500	S&P 500 reflects no deduction for fees, expenses or taxes	15.08%	2.29%	1.42%	2.23%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Large Cap Stock Fund (Prospectus Summary) | BNY Mellon Large Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Large Cap Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
86.71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.71%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® 500
Composite Stock Price Index (S&P 500).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The table compares the performance of the fund's Class M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 18.04%
Worst Quarter
Q4, 2008: -22.75%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-13.68%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Large Cap Stock Fund (Prospectus Summary) | BNY Mellon Large Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
BNY Mellon Large Cap Stock Fund | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[1]
BNY Mellon Large Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2001	rr_AnnualReturn2001	(13.16%)
Annual Return 2002	rr_AnnualReturn2002	(22.65%)
Annual Return 2003	rr_AnnualReturn2003	23.27%
Annual Return 2004	rr_AnnualReturn2004	7.51%
Annual Return 2005	rr_AnnualReturn2005	6.14%
Annual Return 2006	rr_AnnualReturn2006	11.74%
Annual Return 2007	rr_AnnualReturn2007	10.19%
Annual Return 2008	rr_AnnualReturn2008	(39.44%)
Annual Return 2009	rr_AnnualReturn2009	27.24%
Annual Return 2010	rr_AnnualReturn2010	17.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Large Cap Stock Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Large Cap Stock Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Large Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund
BNY Mellon Large Cap Market Opportunities Fund
Investment Objective
The fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Large Cap Market Opportunities Fund		Class M Shares	Investor Shares
Investment advisory fees	[1]	0.70%	0.70%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.09%	0.09%
Other expenses - Other expenses of the fund		0.15%	0.20%
Acquired fund fees and expenses	[2]	0.50%	0.50%
Total annual fund operating expenses		1.44%	1.74%
Fee waiver and/or expense reimbursement	[3]	(0.19%)	(0.24%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.25%	1.50%
[1]	The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.
[2]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until January 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-

and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Large Cap Market Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	127	437	769	1,708
Investor Shares	153	525	921	2,032

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

22.06% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates,

referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges

(expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy              Target   Range

Focused Equity Strategy           40%   0% to 50%

U.S. Large Cap Equity Strategy    40%   0% to 50%

U.S. Core Equity 130/30 Strategy  20%   0% to 50%

Dynamic Large Cap Value Strategy   0%   0% to 50%

Large Cap Growth Strategy          0%   0% to 50%

U.S. Large Cap Growth Strategy     0%   0% to 50%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy.

Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30

Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portion of the fund's assets allocated to the Dynamic Large Cap Value

Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up"

approach), emphasizing three key factors: value, sound business fundamentals,

and positive business momentum.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and

strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition,

growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.

Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Performance
Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance

(before and after taxes) is no guarantee of future results.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Large Cap Market Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
22.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.06%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges
(expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy              Target   Range
Focused Equity Strategy           40%   0% to 50%
U.S. Large Cap Equity Strategy    40%   0% to 50%
U.S. Core Equity 130/30 Strategy  20%   0% to 50%
Dynamic Large Cap Value Strategy   0%   0% to 50%
Large Cap Growth Strategy          0%   0% to 50%
U.S. Large Cap Growth Strategy     0%   0% to 50%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy.
Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30
Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portion of the fund's assets allocated to the Dynamic Large Cap Value
Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up"
approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:
expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and
strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000® Growth Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.
Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.
Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance
(before and after taxes) is no guarantee of future results.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-01
BNY Mellon Large Cap Market Opportunities Fund (Prospectus Summary) | BNY Mellon Large Cap Market Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-01
BNY Mellon Large Cap Market Opportunities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.70%	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,708
BNY Mellon Large Cap Market Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.70%	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,032

[1]	The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.
[2]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until January 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25%.

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Investment Objective
The fund seeks long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund		Class M Shares	Investor Shares
Investment advisory fees	[1]	0.70%	0.70%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.10%	0.10%
Other expenses - Other expenses of the fund		0.48%	0.72%
Acquired fund fees and expenses	[2]	0.27%	0.27%
Total annual fund operating expenses		1.55%	2.04%
Fee waiver and/or expense reimbursement	[3]	(0.40%)	(0.64%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.15%	1.40%
[1]	The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.
[2]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until January 1, 2013, to waive receipt of its fees and/or assume expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-

and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	117	450	807	1,812
Investor Shares	143	578	1,039	2,318

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

29.24% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds,

which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges

(expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy              Target   Range

Large Cap Core Strategy           25%   20% to 50%

Large Cap Tax-Sensitive Strategy  25%   25% to 60%

Focused Equity Strategy           20%   0% to 30%

U.S. Large Cap Equity Strategy    20%   0% to 30%

U.S. Core Equity 130/30 Strategy  10%   0% to 30%

Dynamic Large Cap Value Strategy   0%   0% to 30%

Large Cap Growth Strategy          0%   0% to 30%

U.S. Large Cap Growth Strategy     0%   0% to 30%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies,

which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the

Large Cap Core Strategy combines a top-down assessment of broad economic,

political and social trends and their implications for different market and industry sectors with bottom-up, fundamental research to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: earnings power unrecognized by the market;

sustainable revenue and cash flow growth; positive operational and/or financial catalysts; attractive relative value versus history and peers; and strong or improving financial condition.

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive

Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's(R) 500 Composite Stock Price Index

(S&P 500 Index). In selecting securities for the Large Cap Tax-Sensitive

Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500 Index. The Large Cap Tax-Sensitive

Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500 Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the portfolio manager monitors trading activity for the fund as a whole to avoid wash sale transactions and may seek to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy.

Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30

Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portion of the fund's assets allocated to the Dynamic Large Cap Value

Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up"

approach), emphasizing three key factors: value, sound business fundamentals,

and positive business momentum.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:

expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and

strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000(R) Growth Index.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition,

growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.

Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Performance
Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance

(before and after taxes) is no guarantee of future results.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
29.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.24%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large cap companies. The fund currently considers large cap companies to be those companies with total market capitalizations of $5 billion or more at the time of purchase. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser or its affiliates that invest primarily in equity securities issued by large cap companies. The fund is designed to provide exposure to various large cap equity portfolio managers and investment strategies and styles and uses tax-sensitive strategies to reduce the impact of federal and state income taxes on the fund's after tax returns. The fund invests directly in securities or in other mutual funds advised by the fund's investment adviser or its affiliates, referred to as underlying funds, which in turn may invest directly in securities as described below.

The investment adviser determines the investment strategies, including whether to implement such strategy by investing directly in securities or through an underlying fund, and sets the target allocations. The investment adviser has the discretion to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund, and the target allocations and ranges when the investment adviser deems it appropriate. The investment strategies and the fund's targets and ranges
(expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy              Target   Range
Large Cap Core Strategy           25%   20% to 50%
Large Cap Tax-Sensitive Strategy  25%   25% to 60%
Focused Equity Strategy           20%   0% to 30%
U.S. Large Cap Equity Strategy    20%   0% to 30%
U.S. Core Equity 130/30 Strategy  10%   0% to 30%
Dynamic Large Cap Value Strategy   0%   0% to 30%
Large Cap Growth Strategy          0%   0% to 30%
U.S. Large Cap Growth Strategy     0%   0% to 30%

The fund's investment adviser monitors the portfolio trading activity within the investment strategies to promote tax efficiency and avoid wash sale transactions, and executes all purchases and sales of portfolio securities of the fund. The fund will seek to reduce the impact of federal and state income taxes on the fund's after-tax returns by using certain tax-sensitive strategies, which include for the fund as a whole generally selling first the highest cost securities to reduce the amount of any capital gain and preferring the sale of securities producing long-term capital gains to those producing short-term capital gains. Although the fund uses certain tax-sensitive strategies, the fund does not have any limitations regarding portfolio turnover and the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

The portion of the fund's assets allocated to the Large Cap Core Strategy normally is invested primarily in equity securities of large, established companies that the portfolio manager believes have proven track records and the potential for superior relative earnings growth. The investment process for the
Large Cap Core Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with bottom-up, fundamental research to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others: earnings power unrecognized by the market;
sustainable revenue and cash flow growth; positive operational and/or financial catalysts; attractive relative value versus history and peers; and strong or improving financial condition.

The portion of the fund's assets allocated to the Large Cap Tax-Sensitive
Strategy normally is invested primarily in equity securities of large cap companies included in the Standard & Poor's(R) 500 Composite Stock Price Index
(S&P 500 Index). In selecting securities for the Large Cap Tax-Sensitive
Strategy, the portfolio manager uses an optimization program to establish portfolio characteristics and risk factors that the portfolio manager determines are within an acceptable range of the S&P 500 Index. The Large Cap Tax-Sensitive
Strategy does not seek to add value through active security selection, nor does it target index replication. The portfolio manager seeks to actively and opportunistically realize capital gains and/or losses within this strategy as determined to be appropriate to improve the tax-sensitivity of the portfolio's investment performance. The Large Cap Tax-Sensitive Strategy may realize losses to offset gains incurred as a result of more closely aligning the portfolio with the characteristics of the S&P 500 Index, or to allow more flexibility for offsetting gains incurred through subsequent rebalancing of the portfolio. In addition, the portfolio manager monitors trading activity for the fund as a whole to avoid wash sale transactions and may seek to offset any realized capital gains of the fund's other investment strategies.

The portion of the fund's assets allocated to the Focused Equity Strategy normally is invested in approximately 25-30 companies that are considered by the portfolio manager to be positioned for long-term earnings growth. The investment process for the Focused Equity Strategy combines a top-down assessment of broad economic, political and social trends and their implications for different market and industry sectors with a bottom-up, fundamental approach to analyze individual companies.

Walter Scott & Partners Limited (Walter Scott), an affiliate of the fund's investment adviser, is the fund's sub-investment adviser responsible for the portion of the fund's assets allocated to the U.S. Large Cap Equity Strategy.
Through extensive fundamental research, Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth.

The portion of the fund's assets allocated to the U.S. Core Equity 130/30
Strategy is invested in BNY Mellon U.S. Core Equity 130/30 Fund, a mutual fund advised by the fund's investment adviser. The underlying fund takes both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Normally, up to 130% of the underlying fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the underlying fund's assets will be in short positions.

The portion of the fund's assets allocated to the Dynamic Large Cap Value
Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap companies. The portfolio manager focuses on individual stock selection (a "bottom-up"
approach), emphasizing three key factors: value, sound business fundamentals, and positive business momentum.

The portion of the fund's assets allocated to the Large Cap Growth Strategy normally is invested primarily in equity securities of large cap companies that are considered by the portfolio manager to be growth companies. Fundamental financial analysis is used to identify companies that the portfolio manager believes offer one or more of the following characteristics, among others:
expected earnings growth rate exceeds market and industry trends; potential for positive earnings surprise relative to market expectations; positive operational or financial catalysts; attractive valuation based on growth prospects; and
strong financial condition.

The portion of the fund's assets allocated to the U.S. Large Cap Growth Strategy normally is invested primarily in equity securities of companies of any market capitalization, although the strategy focuses on large cap U.S. companies. This portion of the fund's portfolio is structured so that its sector weightings generally are similar to those of the Russell 1000(R) Growth Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.
Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.
Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage. The use of leverage may magnify the fund's investment gains and losses.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary. Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year. Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance. The fund's past performance
(before and after taxes) is no guarantee of future results.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Since the fund has less than one calendar year of performance, past performance information is not presented in the Prospectus Summary.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-01
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund (Prospectus Summary) | BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-01
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.70%	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.10%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	450
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,812
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.70%	[1]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.10%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.72%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,039
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,318

[1]	The fund has agreed to pay an investment advisory fee at the annual rate of 0.70% applied to that portion of its average daily net assets allocated to direct investments in securities, and at the annual rate of 0.15% applied to that portion of its average daily net assets allocated to any underlying funds.
[2]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until January 1, 2013, to waive receipt of its fees and/or assume expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15%.

BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund
BNY Mellon Income Stock Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Income Stock Fund	Class M Shares	Investor Shares
Investment advisory fees	0.65%	0.65%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.09%	0.10%
Total annual fund operating expenses	0.86%	1.12%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Income Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	88	274	477	1,061
Investor Shares	114	356	617	1,363

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

72.27% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow

Jones U.S. Select Dividend IndexSM (Dow Jones Index), but allocations may differ from those of the Dow Jones Index.  The fund also may invest up to 10% of its assets in convertible securities and up to 10% of its assets in preferred stocks.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

o Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the Dow Jones Index, which is comprised of 100 of the highest dividend-yielding securities in the Dow Jones U.S.

IndexSM, a broad-based index that is representative of the total U.S. equity market, and the Russell 1000 Value Index, a widely recognized unmanaged index of large capitalization value stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M

shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q2, 2009: 17.95%

Worst Quarter

Q4, 2008: -19.85%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-8.12%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Income Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	14.27%	1.54%	1.73%				Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	13.94%	0.11%	0.52%				Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	9.65%	1.28%	1.31%				Oct 2, 2000
Investor Shares	Investor returns before taxes	14.07%	1.29%			2.57%		Jul 11, 2001
Dow Jones Index	Dow Jones Index reflects no deduction for fees, expenses or taxes	18.32%	0.57%		[1]
Russell 1000 Value Index	Russell 1000 Value Index reflects no deduction for fees, expenses or taxes	15.51%	1.28%	3.26%		3.57%	[2]
[1]	The Dow Jones Index was first calculated on November 3, 2003. Accordingly, the fund will continue to report the performance of the Russell 1000 Value Index until the Dow Jones Index has been calculated for a 10-year period. For the period 11/3/03 through 12/31/10, the average annual total return of the Dow Jones Index was 4.45%.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Income Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks total return (consisting of capital appreciation and income).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
72.27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.27%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow
Jones U.S. Select Dividend IndexSM (Dow Jones Index), but allocations may differ from those of the Dow Jones Index.  The fund also may invest up to 10% of its assets in convertible securities and up to 10% of its assets in preferred stocks.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.
Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

o Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the Dow Jones Index, which is comprised of 100 of the highest dividend-yielding securities in the Dow Jones U.S.
IndexSM, a broad-based index that is representative of the total U.S. equity market, and the Russell 1000 Value Index, a widely recognized unmanaged index of large capitalization value stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Russell 1000 Value Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M
shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 17.95%
Worst Quarter
Q4, 2008: -19.85%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-8.12%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
BNY Mellon Income Stock Fund | Dow Jones Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
BNY Mellon Income Stock Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[2]
BNY Mellon Income Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2001	rr_AnnualReturn2001	(9.69%)
Annual Return 2002	rr_AnnualReturn2002	(20.24%)
Annual Return 2003	rr_AnnualReturn2003	24.84%
Annual Return 2004	rr_AnnualReturn2004	12.96%
Annual Return 2005	rr_AnnualReturn2005	8.21%
Annual Return 2006	rr_AnnualReturn2006	15.83%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	(36.02%)
Annual Return 2009	rr_AnnualReturn2009	23.07%
Annual Return 2010	rr_AnnualReturn2010	14.27%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Income Stock Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Income Stock Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Income Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.65%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	The Dow Jones Index was first calculated on November 3, 2003. Accordingly, the fund will continue to report the performance of the Russell 1000 Value Index until the Dow Jones Index has been calculated for a 10-year period. For the period 11/3/03 through 12/31/10, the average annual total return of the Dow Jones Index was 4.45%.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon Mid Cap Stock Fund (First Prospectus Summary) | BNY Mellon Mid Cap Stock Fund
BNY Mellon Mid Cap Stock Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Mid Cap Stock Fund	Class M Shares	Investor Shares
Investment advisory fees	0.75%	0.75%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.90%	1.15%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Mid Cap Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	92	287	498	1,108
Investor Shares	117	365	633	1,398

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

132.20% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques,

fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap

400 Index (S&P Mid Cap 400).

The stocks comprising the S&P MidCap 400 have market capitalizations generally ranging between $1 billion and $4.4 billion.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger,

more established companies.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the S&P MidCap 400, an unmanaged index designed to measure the performance of the midcap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 17.89%

Worst Quarter

Q4, 2008: -24.86%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-18.12%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Mid Cap Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Class M Shares	Class M returns before taxes	28.44%	5.20%	6.21%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	28.43%	4.02%	5.29%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	18.49%	4.31%	5.27%			Oct 2, 2000
Investor Shares	Investor returns before taxes	28.20%	4.93%		6.72%		Jul 11, 2001
S&P MidCap 400	S&P MidCap 400 reflects no deduction for fees, expenses or taxes	26.64%	5.73%	7.16%	7.44%	[1]		10.43%	[2]	Sep 6, 2002
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[2]	For comparative purposes, the value of the Index on 8/31/02 is used as the beginning value on 9/6/02.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Mid Cap Stock Fund (First Prospectus Summary) | BNY Mellon Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Mid Cap Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
132.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap
400 Index (S&P Mid Cap 400).

The stocks comprising the S&P MidCap 400 have market capitalizations generally ranging between $1 billion and $4.4 billion.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the S&P MidCap 400, an unmanaged index designed to measure the performance of the midcap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 17.89%
Worst Quarter
Q4, 2008: -24.86%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-18.12%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Mid Cap Stock Fund (First Prospectus Summary) | BNY Mellon Mid Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.86%)
BNY Mellon Mid Cap Stock Fund | S&P MidCap 400
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%	[1]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	10.43%	[2]
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Sep 6, 2002
BNY Mellon Mid Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	(1.88%)
Annual Return 2002	rr_AnnualReturn2002	(19.19%)
Annual Return 2003	rr_AnnualReturn2003	32.27%
Annual Return 2004	rr_AnnualReturn2004	17.26%
Annual Return 2005	rr_AnnualReturn2005	15.25%
Annual Return 2006	rr_AnnualReturn2006	10.95%
Annual Return 2007	rr_AnnualReturn2007	14.60%
Annual Return 2008	rr_AnnualReturn2008	(40.28%)
Annual Return 2009	rr_AnnualReturn2009	32.08%
Annual Return 2010	rr_AnnualReturn2010	28.44%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Mid Cap Stock Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Mid Cap Stock Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Mid Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[2]	For comparative purposes, the value of the Index on 8/31/02 is used as the beginning value on 9/6/02.

BNY Mellon Small Cap Stock Fund (Prospectus Summary) | BNY Mellon Small Cap Stock Fund
BNY Mellon Small Cap Stock Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Small Cap Stock Fund	Class M Shares	Investor Shares
Investment advisory fees	0.85%	0.85%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.04%	0.04%
Total annual fund operating expenses	1.01%	1.26%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Small Cap Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	103	322	558	1,236
Investor Shares	128	400	692	1,523

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

161.05% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks of small-capitalization companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques,

fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600).

The stocks comprising the S&P SmallCap 600 have market capitalizations generally ranging between $300 million and $1.4 billion.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the S&P SmallCap 600, an unmanaged index designed to measure the performance of the smallcap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q4, 2001: 17.70%

Worst Quarter

Q4, 2008: -23.42%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-20.22%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Small Cap Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	25.35%	2.11%	4.85%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	25.35%	0.91%	3.96%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	16.48%	1.58%	4.10%			Oct 2, 2000
Investor Shares	Investor returns before taxes	24.95%	1.97%		5.17%		Jul 11, 2001
S&P SmallCap 600	S&P SmallCap 600 reflects no deduction for fees, expenses or taxes	26.31%	4.64%	7.66%	7.39%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Small Cap Stock Fund (Prospectus Summary) | BNY Mellon Small Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Small Cap Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
161.05% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	161.05%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of small-capitalization companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.

The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600).

The stocks comprising the S&P SmallCap 600 have market capitalizations generally ranging between $300 million and $1.4 billion.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the S&P SmallCap 600, an unmanaged index designed to measure the performance of the smallcap segment of the U.S. stock market.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q4, 2001: 17.70%
Worst Quarter
Q4, 2008: -23.42%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-20.22%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Small Cap Stock Fund (Prospectus Summary) | BNY Mellon Small Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.42%)
BNY Mellon Small Cap Stock Fund | S&P SmallCap 600
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%	[1]
BNY Mellon Small Cap Stock Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.85%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2001	rr_AnnualReturn2001	2.78%
Annual Return 2002	rr_AnnualReturn2002	(15.83%)
Annual Return 2003	rr_AnnualReturn2003	40.64%
Annual Return 2004	rr_AnnualReturn2004	17.97%
Annual Return 2005	rr_AnnualReturn2005	0.78%
Annual Return 2006	rr_AnnualReturn2006	10.67%
Annual Return 2007	rr_AnnualReturn2007	6.33%
Annual Return 2008	rr_AnnualReturn2008	(35.46%)
Annual Return 2009	rr_AnnualReturn2009	16.62%
Annual Return 2010	rr_AnnualReturn2010	25.35%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Small Cap Stock Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Small Cap Stock Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Small Cap Stock Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.85%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund
BNY Mellon U.S. Core Equity 130/30 Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon U.S. Core Equity 130/30 Fund	Class M	Investor Shares
Investment advisory fees	0.80%	0.80%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Substitute dividend expense on securities sold short	0.51%	0.51%
Other expenses - Other expenses of the fund	0.26%	0.29%
Total annual fund operating expenses	1.69%	1.97%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon U.S. Core Equity 130/30 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M	182	542	927	2,006
Investor Shares	200	618	1,062	2,296

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

144.04% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities. The fund focuses on growth and value stocks of large cap companies. The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund invests primarily in common stocks, but its equity investments also may include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts

(REITs).

Based on fundamental analysis, the portfolio managers generally select to buy

"long" the most attractive of the higher computer model ranked securities. The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage,"

which increases risk and may magnify the fund's gains or losses. Normally, up to

130% of the fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the fund's assets will be in short positions.

The fund is structured so that its sector weightings and risk characteristics,

such as growth, size, quality and yield, are generally similar to those of the

Standard & Poor's® 500 Composite Stock Price Index (S&P 500).

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.

Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The fund may not always be able to close out a short position at a particular time or at an acceptable price. The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage.

o Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Short sales involve borrowing securities and then selling them; thus, the fund's short sales positions effectively leverage the fund's assets.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 18.42%

Worst Quarter

Q4, 2008: -20.95%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-15.33%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon U.S. Core Equity 130/30 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M	Class M returns before taxes	16.47%	(1.33%)		Aug 1, 2007
Class M After Taxes on Distributions	Class M returns after taxes on distributions	16.40%	(1.42%)		Aug 1, 2007
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	10.80%	(1.14%)		Aug 1, 2007
Investor Shares	Investor returns before taxes	16.18%	(1.62%)		Aug 1, 2007
S&P 500	S&P 500 reflects no deduction for fees, expenses or taxes	15.08%	(2.00%)	[1]
[1]	For comparative purposes, the value of the Index on 7/31/07 is used as the beginning value on 8/1/07.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon U.S. Core Equity 130/30 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
144.04% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.04%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on growth and value stocks of large cap companies. The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund invests primarily in common stocks, but its equity investments also may include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts
(REITs).

Based on fundamental analysis, the portfolio managers generally select to buy
"long" the most attractive of the higher computer model ranked securities. The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage,"
which increases risk and may magnify the fund's gains or losses. Normally, up to
130% of the fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the fund's assets will be in short positions.

The fund is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are generally similar to those of the
Standard & Poor's® 500 Composite Stock Price Index (S&P 500).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.
Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.
Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The fund may not always be able to close out a short position at a particular time or at an acceptable price. The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage.

o Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Short sales involve borrowing securities and then selling them; thus, the fund's short sales positions effectively leverage the fund's assets.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 18.42%
Worst Quarter
Q4, 2008: -20.95%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-15.33%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
BNY Mellon U.S. Core Equity 130/30 Fund | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)	[1]
BNY Mellon U.S. Core Equity 130/30 Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.80%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Substitute dividend expense on securities sold short	rr_Component3OtherExpensesOverAssets	0.51%
Other expenses - Other expenses of the fund	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,006
Annual Return 2008	rr_AnnualReturn2008	(38.57%)
Annual Return 2009	rr_AnnualReturn2009	27.43%
Annual Return 2010	rr_AnnualReturn2010	16.47%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.33%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2007
BNY Mellon U.S. Core Equity 130/30 Fund | Class M | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2007
BNY Mellon U.S. Core Equity 130/30 Fund | Class M | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2007
BNY Mellon U.S. Core Equity 130/30 Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.80%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Substitute dividend expense on securities sold short	rr_Component3OtherExpensesOverAssets	0.51%
Other expenses - Other expenses of the fund	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,062
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,296
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2007

[1]	For comparative purposes, the value of the Index on 7/31/07 is used as the beginning value on 8/1/07.

BNY Mellon Focused Equity Opportunities Fund (Prospectus Summary) | BNY Mellon Focused Equity Opportunities Fund
BNY Mellon Focused Equity Opportunities Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Focused Equity Opportunities Fund	Class M Shares	Investor Shares
Investment advisory fees	0.70%	0.70%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.05%	0.05%
Total annual fund operating expenses	0.87%	1.12%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Focused Equity Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	89	278	482	1,073
Investor Shares	114	356	617	1,363

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

58.98% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies (generally, those companies with market capitalizations of $5 billion or more at the time of purchase). The fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The portfolio manager monitors sector and security weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio. The portfolio manager adjusts exposure limits as necessary.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the Russell 1000® Index, an unmanaged index designed to measure the performance of large-cap U.S. stocks,

and the Standard & Poor's 500® Composite Stock Price Index (S&P 500), a

widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares for the fund's first full calendar year of operations.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q4, 2010: 13.93%

Worst Quarter

Q2, 2010: -14.96%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-16.20%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Focused Equity Opportunities Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes		15.72%	19.81%	Sep 30, 2009
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions		15.65%	19.74%	Sep 30, 2009
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares		10.31%	16.89%	Sep 30, 2009
Investor Shares	Investor returns before taxes		15.49%	19.47%	Sep 30, 2009
S&P 500	S&P 500 reflects no deduction for fees, expenses or taxes		15.08%	17.27%
Russell 1000 Index	Russell 1000 Index reflects no deduction for fees, expenses or taxes	[1]	16.10%	18.12%
[1]	In future prospectuses, the fund's performance will no longer be compared to the Russell 1000® Index because the Standard & Poor's 500® Composite Stock Price Index is deemed to be more reflective of the fund's current investment style.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Focused Equity Opportunities Fund (Prospectus Summary) | BNY Mellon Focused Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Focused Equity Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
58.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.98%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests, under normal circumstances, in approximately 25-30 companies that are considered by the investment adviser to be positioned for long-term earnings growth. The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies (generally, those companies with market capitalizations of $5 billion or more at the time of purchase). The fund invests primarily in equity securities of U.S. issuers, but may invest up to 25% of its assets in the equity securities of foreign issuers, including those in emerging market countries.

The portfolio manager monitors sector and security weightings and regularly evaluates the fund's risk-adjusted returns to manage the risk profile of the fund's portfolio. The portfolio manager adjusts exposure limits as necessary.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class M shares and Investor shares over time to that of the Russell 1000® Index, an unmanaged index designed to measure the performance of large-cap U.S. stocks, and the Standard & Poor's 500® Composite Stock Price Index (S&P 500), a
widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Russell 1000® Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares for the fund's first full calendar year of operations.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q4, 2010: 13.93%
Worst Quarter
Q2, 2010: -14.96%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-16.20%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Focused Equity Opportunities Fund (Prospectus Summary) | BNY Mellon Focused Equity Opportunities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.96%)
BNY Mellon Focused Equity Opportunities Fund | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.27%
BNY Mellon Focused Equity Opportunities Fund | Russell 1000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Index reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.12%
BNY Mellon Focused Equity Opportunities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.70%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2010	rr_AnnualReturn2010	15.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
BNY Mellon Focused Equity Opportunities Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
BNY Mellon Focused Equity Opportunities Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
BNY Mellon Focused Equity Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.70%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

[1]	In future prospectuses, the fund's performance will no longer be compared to the Russell 1000® Index because the Standard & Poor's 500® Composite Stock Price Index is deemed to be more reflective of the fund's current investment style.

BNY Mellon Small/Mid Cap Fund (Prospectus Summary) | BNY Mellon Small/Mid Cap Fund
BNY Mellon Small/Mid Cap Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Small/Mid Cap Fund	Class M Shares	Investor Shares
Investment advisory fees	0.75%	0.75%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.05%	0.08%
Total annual fund operating expenses	0.92%	1.20%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Small/Mid Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	94	293	509	1,131
Investor Shares	122	381	660	1,455

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

107.81% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap companies. The fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations of between

$200 million and $7 billion at the time of investment. If the market capitalization of a company held by the fund moves outside this range, the fund may, but is not required to, sell the company's securities. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell

2500TM Index.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities,

particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the performance of the fund's

Class M shares and Investor shares over time to that of the Russell 2500

Index, an unmanaged index designed to measure the performance of small-

to mid-cap U.S. stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares for the fund's first full calendar year of operations.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q4, 2010: 18.37%

Worst Quarter

Q2, 2010: -10.96%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-19.96%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Small/Mid Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	32.36%	35.51%	Sep 30, 2009
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	32.07%	35.16%	Sep 30, 2009
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	21.15%	30.19%	Sep 30, 2009
Investor Shares	Investor returns before taxes	31.82%	35.06%	Sep 30, 2009
Russell 2500 Index	Russell 2500 Index reflects no deduction for fees, expenses or taxes	26.71%	25.73%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Small/Mid Cap Fund (Prospectus Summary) | BNY Mellon Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Small/Mid Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
107.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.81%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap companies. The fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations of between
$200 million and $7 billion at the time of investment. If the market capitalization of a company held by the fund moves outside this range, the fund may, but is not required to, sell the company's securities. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell
2500TM Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund.  The table compares the performance of the fund's
Class M shares and Investor shares over time to that of the Russell 2500
Index, an unmanaged index designed to measure the performance of small-
to mid-cap U.S. stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares for the fund's first full calendar year of operations.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q4, 2010: 18.37%
Worst Quarter
Q2, 2010: -10.96%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-19.96%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Small/Mid Cap Fund (Prospectus Summary) | BNY Mellon Small/Mid Cap Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.96%)
BNY Mellon Small/Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.73%
BNY Mellon Small/Mid Cap Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2010	rr_AnnualReturn2010	32.36%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	35.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
BNY Mellon Small/Mid Cap Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	35.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
BNY Mellon Small/Mid Cap Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
BNY Mellon Small/Mid Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	35.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009

BNY Mellon International Fund (Prospectus Summary) | BNY Mellon International Fund
BNY Mellon International Fund
Investment Objective
The fund seeks long-term capital growth.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon International Fund	Class M Shares	Investor Shares
Investment advisory fees	0.85%	0.85%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.05%	0.05%
Total annual fund operating expenses	1.02%	1.27%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	104	325	563	1,248
Investor Shares	129	403	697	1,534

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

57.38% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles.

However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Though not specifically limited, the fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries. The fund will limit its investments in any single company to no more than 5% of the fund's assets at the time of purchase.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that,

relative to the Morgan Stanley Capital International (MSCI) Europe, Australasia

and Far East (EAFE®) Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar,

which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q2, 2009: 23.73%

Worst Quarter

Q3, 2002: -20.36%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-17.73%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	5.29%	0.80%	4.26%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	5.21%	(0.30%)	3.35%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	4.06%	0.86%	3.72%			Oct 2, 2000
Investor Shares	Investor returns before taxes	5.03%	0.55%		5.46%		Jul 11, 2001
MSCI EAFE® Index	MSCI EAFE® Index reflects no deduction for fees, expenses or taxes	7.75%	2.46%	3.50%	5.43%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon International Fund (Prospectus Summary) | BNY Mellon International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon International Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
57.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.38%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 65% of its total assets in equity securities of foreign issuers.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles.
However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Though not specifically limited, the fund ordinarily will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) countries, and will invest the portion of its assets allocated to the value investment style in at least ten foreign countries. The fund will limit its investments in any single company to no more than 5% of the fund's assets at the time of purchase.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the Morgan Stanley Capital International (MSCI) Europe, Australasia
and Far East (EAFE®) Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 23.73%
Worst Quarter
Q3, 2002: -20.36%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-17.73%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon International Fund (Prospectus Summary) | BNY Mellon International Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.36%)
BNY Mellon International Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[1]
BNY Mellon International Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.85%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2001	rr_AnnualReturn2001	(12.60%)
Annual Return 2002	rr_AnnualReturn2002	(10.41%)
Annual Return 2003	rr_AnnualReturn2003	39.29%
Annual Return 2004	rr_AnnualReturn2004	20.29%
Annual Return 2005	rr_AnnualReturn2005	11.16%
Annual Return 2006	rr_AnnualReturn2006	23.73%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	(40.67%)
Annual Return 2009	rr_AnnualReturn2009	29.02%
Annual Return 2010	rr_AnnualReturn2010	5.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon International Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon International Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon International Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.85%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon Emerging Markets Fund (Prospectus Summary) | BNY Mellon Emerging Markets Fund
BNY Mellon Emerging Markets Fund
Investment Objective
The fund seeks long-term capital growth.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Emerging Markets Fund	Class M Shares	Investor Shares
Investment advisory fees	1.15%	1.15%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.14%	0.15%
Total annual fund operating expenses	1.41%	1.67%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	144	446	771	1,691
Investor Shares	170	526	907	1,976

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

77.45% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized,

or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets

Index. The fund may invest in companies of any size.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles.

However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Normally, the fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that,

relative to the MSCI Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar,

which will reduce the value of investments denominated in those currencies held by the fund.

o Emerging market risk. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities,

particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the MSCI Emerging Markets

Index, an unmanaged index designed to measure the performance of stocks in emerging market countries in Europe, Latin America and the Pacific Basin open to non-local investors.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q2, 2009: 34.49%

Worst Quarter

Q4, 2008: -26.01%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-25.09%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	16.72%	11.69%	16.52%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	16.96%	8.25%	13.96%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	11.29%	9.13%	13.97%			Oct 2, 2000
Investor Shares	Investor returns before taxes	16.55%	11.44%		16.80%		Jul 11, 2001
MSCI Emerging Markets	MSCI Emerging Markets Index reflects no deduction for fees, expenses or taxes	19.20%	13.11%	16.23%	17.36%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Emerging Markets Fund (Prospectus Summary) | BNY Mellon Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
77.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.45%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies organized, or with a majority of assets or operations, in countries considered to be emerging markets. Emerging market countries generally include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets
Index. The fund may invest in companies of any size.

The fund allocates its assets between a core investment style and a value investment style at the discretion of the investment adviser. The fund is not managed to a specific target allocation between these investment styles.
However, under normal market conditions, at least 30% of the fund's assets will be invested in each of the core and value investment styles. Normally, the fund will invest the portion of its assets allocated to the core investment style in a broad range of (and in any case at least five different) emerging market countries, and will not invest more than 25% of its total assets allocated to the value investment style in the securities of companies in any one emerging market country.

The core investment style portfolio manager employs a bottom-up investment approach which emphasizes individual stock selection. The core investment style stock selection process is designed to produce a diversified portfolio that, relative to the MSCI Emerging Markets Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund's value investment style is research driven and risk averse. In selecting stocks, the value style portfolio manager emphasizes individual stock selection rather than economic and industry trends, and identifies potential investments through extensive quantitative and fundamental research.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Emerging market risk. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares over time to that of the MSCI Emerging Markets
Index, an unmanaged index designed to measure the performance of stocks in emerging market countries in Europe, Latin America and the Pacific Basin open to non-local investors.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 34.49%
Worst Quarter
Q4, 2008: -26.01%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-25.09%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Emerging Markets Fund (Prospectus Summary) | BNY Mellon Emerging Markets Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
BNY Mellon Emerging Markets Fund | MSCI Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.36%	[1]
BNY Mellon Emerging Markets Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	1.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Annual Return 2001	rr_AnnualReturn2001	8.28%
Annual Return 2002	rr_AnnualReturn2002	(0.49%)
Annual Return 2003	rr_AnnualReturn2003	53.14%
Annual Return 2004	rr_AnnualReturn2004	27.35%
Annual Return 2005	rr_AnnualReturn2005	26.35%
Annual Return 2006	rr_AnnualReturn2006	27.63%
Annual Return 2007	rr_AnnualReturn2007	27.49%
Annual Return 2008	rr_AnnualReturn2008	(47.51%)
Annual Return 2009	rr_AnnualReturn2009	74.33%
Annual Return 2010	rr_AnnualReturn2010	16.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Emerging Markets Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Emerging Markets Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Emerging Markets Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	1.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon International Appreciation Fund (Prospectus Summary) | BNY Mellon International Appreciation Fund
BNY Mellon International Appreciation Fund
Investment Objective
The fund seeks to provide long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon International Appreciation Fund	Class M	Investor Shares
Investment advisory fees	0.50%	0.50%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.08%	0.08%
Total annual fund operating expenses	0.70%	0.95%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon International Appreciation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M	72	224	390	871
Investor Shares	97	303	525	1,166

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was 9.39%

of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of non-U.S. issuers. The fund invests primarily in Depositary Receipts (DRs) representing the local shares of non-U.S.

companies, in particular, American Depositary Receipts (ADRs). DRs are securities that represent ownership interests in the publicly-traded securities of non-U.S. issuers. ADRs are priced in U.S. dollars and traded in the United

States on national securities exchanges or in the over-the-counter market.

In selecting securities, the investment adviser screens the Morgan Stanley

Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index

universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility. The investment adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets. As a result of this process, the fund is expected to hold ADRs representing 200-300 foreign issuers. The fund's country allocation is expected to be within 5% of that of the MSCI EAFE Index,

and, under normal circumstances, the fund will invest in at least 10 different countries.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Depositary receipts risk. The fund pursues its objective by investing primarily in DRs representing securities of non-U.S. issuers, and generally will not invest in non-U.S. issuers that do not have sponsored or unsponsored DR programs even though such issuers may otherwise be an attractive investment for the fund. DRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk,

political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert DRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related DR. The fund may invest in DRs through an unsponsored facility where the depositary issues the DRs without an agreement with the company that issues the underlying securities. Holders of unsponsored DRs generally bear all the costs of such facility, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the company that issues the underlying securities or to pass through voting rights to the holders of the DRs with respect to the underlying securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY

Hamilton International Equity Fund (the "predecessor fund"), a series of BNY

Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization.

The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected,

the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]

Best Quarter

Q2, 2009: 25.00%

Worst Quarter

Q4, 2008: -19.14%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-16.61%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon International Appreciation Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M	Class M returns before taxes	[1]	6.76%	1.93%	1.41%
Class M After Taxes on Distributions	Class M returns after taxes on distributions	[1]	6.66%	1.46%	1.05%
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	[1]	5.11%	1.57%	1.09%
Investor Shares	Investor returns before taxes	[2]	6.49%	1.69%	1.20%
MSCI EAFE® Index	MSCI EAFE® Index reflects no deduction for fees, expenses or taxes		7.75%	2.46%	3.50%
[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon International Appreciation Fund (Prospectus Summary) | BNY Mellon International Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon International Appreciation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 9.39%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.39%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of non-U.S. issuers. The fund invests primarily in Depositary Receipts (DRs) representing the local shares of non-U.S.
companies, in particular, American Depositary Receipts (ADRs). DRs are securities that represent ownership interests in the publicly-traded securities of non-U.S. issuers. ADRs are priced in U.S. dollars and traded in the United
States on national securities exchanges or in the over-the-counter market.

In selecting securities, the investment adviser screens the Morgan Stanley
Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index
universe of approximately 1,000 issuers for the availability of issuers with a sponsored or unsponsored DR facility. The investment adviser then analyzes issuers with DR facilities using a proprietary mathematical algorithm to reflect the characteristics of the developed markets. As a result of this process, the fund is expected to hold ADRs representing 200-300 foreign issuers. The fund's country allocation is expected to be within 5% of that of the MSCI EAFE Index, and, under normal circumstances, the fund will invest in at least 10 different countries.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

o Depositary receipts risk. The fund pursues its objective by investing primarily in DRs representing securities of non-U.S. issuers, and generally will not invest in non-U.S. issuers that do not have sponsored or unsponsored DR programs even though such issuers may otherwise be an attractive investment for the fund. DRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert DRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related DR. The fund may invest in DRs through an unsponsored facility where the depositary issues the DRs without an agreement with the company that issues the underlying securities. Holders of unsponsored DRs generally bear all the costs of such facility, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the company that issues the underlying securities or to pass through voting rights to the holders of the DRs with respect to the underlying securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY
Hamilton International Equity Fund (the "predecessor fund"), a series of BNY
Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization.
The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the MSCI EAFE® Index, an unmanaged index designed to measure the performance of stocks issued by foreign companies in developed markets. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2009: 25.00%
Worst Quarter
Q4, 2008: -19.14%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-16.61%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon International Appreciation Fund (Prospectus Summary) | BNY Mellon International Appreciation Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.14%)
BNY Mellon International Appreciation Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
BNY Mellon International Appreciation Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2001	rr_AnnualReturn2001	(25.20%)
Annual Return 2002	rr_AnnualReturn2002	(21.07%)
Annual Return 2003	rr_AnnualReturn2003	35.13%
Annual Return 2004	rr_AnnualReturn2004	15.85%
Annual Return 2005	rr_AnnualReturn2005	13.14%
Annual Return 2006	rr_AnnualReturn2006	24.68%
Annual Return 2007	rr_AnnualReturn2007	9.79%
Annual Return 2008	rr_AnnualReturn2008	(41.12%)
Annual Return 2009	rr_AnnualReturn2009	27.85%
Annual Return 2010	rr_AnnualReturn2010	6.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
BNY Mellon International Appreciation Fund | Class M | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.05%
BNY Mellon International Appreciation Fund | Class M | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.09%
BNY Mellon International Appreciation Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.20%

[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund
BNY Mellon Bond Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and current income).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Bond Fund	Class M Shares	Investor Shares
Investment advisory fees	0.40%	0.40%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.55%	0.80%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	56	176	307	689
Investor Shares	82	255	444	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

86.75% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance,

financial leverage, and reduced demand for the company's products or services.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the Barclays Capital U.S. Aggregate Bond

Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S.

government, corporate, mortgage-backed and asset-backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q4, 2008: 4.63%

Worst Quarter

Q2, 2004: -2.28%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

4.38%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	5.89%	5.84%	5.41%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	4.44%	4.17%	3.56%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	3.84%	4.01%	3.52%			Oct 2, 2000
Investor Shares	Investor returns before taxes	5.56%	5.56%		4.98%		Jul 11, 2001
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	6.54%	5.80%	5.84%	5.76%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks total return (consisting of capital appreciation and current income).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
86.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.75%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the Barclays Capital U.S. Aggregate Bond
Index, an unmanaged, market-weighted index designed to measure the performance of the U.S. investment grade fixed-rate bond market and is comprised of U.S.
government, corporate, mortgage-backed and asset-backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q4, 2008: 4.63%
Worst Quarter
Q2, 2004: -2.28%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
4.38%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Bond Fund (Prospectus Summary) | BNY Mellon Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.28%)
BNY Mellon Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[1]
BNY Mellon Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2001	rr_AnnualReturn2001	8.20%
Annual Return 2002	rr_AnnualReturn2002	7.12%
Annual Return 2003	rr_AnnualReturn2003	4.39%
Annual Return 2004	rr_AnnualReturn2004	3.63%
Annual Return 2005	rr_AnnualReturn2005	1.68%
Annual Return 2006	rr_AnnualReturn2006	3.84%
Annual Return 2007	rr_AnnualReturn2007	6.74%
Annual Return 2008	rr_AnnualReturn2008	6.05%
Annual Return 2009	rr_AnnualReturn2009	6.70%
Annual Return 2010	rr_AnnualReturn2010	5.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Bond Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon Intermediate Bond Fund (Prospectus Summary) | BNY Mellon Intermediate Bond Fund
BNY Mellon Intermediate Bond Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and current income).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Intermediate Bond Fund	Class M Shares	Investor Shares
Investment advisory fees	0.40%	0.40%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.55%	0.80%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Intermediate Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	56	176	307	689
Investor Shares	82	255	444	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

45.15% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund's portfolio will be between 2.5 and 5.5 years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any,

adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance,

financial leverage, and reduced demand for the company's products or services.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the Barclays Capital Intermediate

Government/Credit Bond Index, a broad-based, unmanaged, market-weighted index designed to measure the performance of the U.S. government and investment grade corporate bond market and is comprised of issues that must have a maturity from one to (but not including) ten years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2001: 4.58%

Worst Quarter

Q2, 2004: -2.68%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

3.17%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Intermediate Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	4.70%	5.44%	5.02%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	3.48%	3.89%	3.28%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	3.05%	3.74%	3.25%			Oct 2, 2000
Investor Shares	Investor returns before taxes	4.45%	5.17%		4.59%		Jul 11, 2001
Barclays Capital Intermediate Government/Credit Bond Index	Barclays Capital Intermediate Government/Credit Bond Index reflects no deduction for fees, expenses or taxes	5.89%	5.53%	5.51%	5.37%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Intermediate Bond Fund (Prospectus Summary) | BNY Mellon Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Intermediate Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks total return (consisting of capital appreciation and current income).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
45.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.15%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The investment adviser actively manages bond market and maturity exposure and uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The investment adviser will use other techniques in an attempt to manage market risk and duration.

The fund's investments in bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between 3 and 10 years and the average effective duration of the fund's portfolio will be between 2.5 and 5.5 years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the Barclays Capital Intermediate
Government/Credit Bond Index, a broad-based, unmanaged, market-weighted index designed to measure the performance of the U.S. government and investment grade corporate bond market and is comprised of issues that must have a maturity from one to (but not including) ten years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Barclays Capital Intermediate Government/Credit Bond Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2001: 4.58%
Worst Quarter
Q2, 2004: -2.68%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
3.17%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Intermediate Bond Fund (Prospectus Summary) | BNY Mellon Intermediate Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.68%)
BNY Mellon Intermediate Bond Fund | Barclays Capital Intermediate Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/Credit Bond Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[1]
BNY Mellon Intermediate Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2001	rr_AnnualReturn2001	8.34%
Annual Return 2002	rr_AnnualReturn2002	7.62%
Annual Return 2003	rr_AnnualReturn2003	4.13%
Annual Return 2004	rr_AnnualReturn2004	2.42%
Annual Return 2005	rr_AnnualReturn2005	0.72%
Annual Return 2006	rr_AnnualReturn2006	3.69%
Annual Return 2007	rr_AnnualReturn2007	7.16%
Annual Return 2008	rr_AnnualReturn2008	5.52%
Annual Return 2009	rr_AnnualReturn2009	6.16%
Annual Return 2010	rr_AnnualReturn2010	4.70%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Intermediate Bond Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Intermediate Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Intermediate Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.40%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon Intermediate U.S. Government Fund (Prospectus Summary) | BNY Mellon Intermediate U.S. Government Fund
BNY Mellon Intermediate U.S. Government Fund
Investment Objective
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Intermediate U.S. Government Fund	Class M	Investor Shares
Investment advisory fees	0.50%	0.50%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.17%	0.17%
Total annual fund operating expenses	0.79%	1.04%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Intermediate U.S. Government Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M	81	252	439	978
Investor Shares	106	331	574	1,271

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

70.98% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund allocates broadly among U.S. Treasury obligations, direct U.S. government agency debt obligations, and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long-

and short-term interest rates. Using a research-driven investment process, the portfolio manager conducts an analysis of economic trends, particularly interest rate movements and yield spreads, to determine which types of securities offer the best investment opportunities. The fund invests in various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In selecting other types of securities for the fund's portfolio, the portfolio manager uses proprietary models to evaluate probable yields over time and prepayment risk, among other factors.

Under normal market conditions, the fund maintains an average effective portfolio maturity between three and ten years. The fund may invest in individual bonds of any maturity or duration and does not expect to target any specific range of duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately,

than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party

(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY

Hamilton Intermediate Government Fund (the "predecessor fund"), a series of BNY

Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization.

The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter.

These performance figures are compared to those of the Barclays Capital

Intermediate Government Index, an unmanaged index designed to measure the performance of intermediate-term government bonds. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]

Best Quarter

Q3, 2001: 5.21%

Worst Quarter

Q2, 2004: -2.20%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

3.76%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Intermediate U.S. Government Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M	Class M returns before taxes	[1]	3.77%	4.59%	4.76%
Class M After Taxes on Distributions	Class M returns after taxes on distributions	[1]	2.70%	3.11%	3.14%
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	[1]	2.46%	3.07%	3.11%
Investor Shares	Investor returns before taxes	[2]	3.54%	4.34%	4.49%
Barclays Capital Intermediate Government Index	Barclays Capital Intermediate Government Index reflects no deduction for fees, expenses or taxes		4.98%	5.41%	5.11%
[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Intermediate U.S. Government Fund (Prospectus Summary) | BNY Mellon Intermediate U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Intermediate U.S. Government Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
70.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.98%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund allocates broadly among U.S. Treasury obligations, direct U.S. government agency debt obligations, and U.S. government agency mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long-
and short-term interest rates. Using a research-driven investment process, the portfolio manager conducts an analysis of economic trends, particularly interest rate movements and yield spreads, to determine which types of securities offer the best investment opportunities. The fund invests in various types of mortgage-backed securities based on an evaluation of relative yields and prepayment risk, among other factors. In selecting other types of securities for the fund's portfolio, the portfolio manager uses proprietary models to evaluate probable yields over time and prepayment risk, among other factors.

Under normal market conditions, the fund maintains an average effective portfolio maturity between three and ten years. The fund may invest in individual bonds of any maturity or duration and does not expect to target any specific range of duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY
Hamilton Intermediate Government Fund (the "predecessor fund"), a series of BNY
Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization.
The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's Institutional shares and Class A shares, respectively, through September 12, 2008 and the performance of the fund's Class M shares and Investor shares thereafter.
These performance figures are compared to those of the Barclays Capital
Intermediate Government Index, an unmanaged index designed to measure the performance of intermediate-term government bonds. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through September 12, 2008 and the performance of the fund's Class M shares thereafter.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales were reflected, the returns of the fund's Investor shares would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2001: 5.21%
Worst Quarter
Q2, 2004: -2.20%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
3.76%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Intermediate U.S. Government Fund (Prospectus Summary) | BNY Mellon Intermediate U.S. Government Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.20%)
BNY Mellon Intermediate U.S. Government Fund | Barclays Capital Intermediate Government Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.11%
BNY Mellon Intermediate U.S. Government Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2001	rr_AnnualReturn2001	6.99%
Annual Return 2002	rr_AnnualReturn2002	10.39%
Annual Return 2003	rr_AnnualReturn2003	1.86%
Annual Return 2004	rr_AnnualReturn2004	3.18%
Annual Return 2005	rr_AnnualReturn2005	2.51%
Annual Return 2006	rr_AnnualReturn2006	3.58%
Annual Return 2007	rr_AnnualReturn2007	6.80%
Annual Return 2008	rr_AnnualReturn2008	8.31%
Annual Return 2009	rr_AnnualReturn2009	0.67%
Annual Return 2010	rr_AnnualReturn2010	3.77%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
BNY Mellon Intermediate U.S. Government Fund | Class M | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.14%
BNY Mellon Intermediate U.S. Government Fund | Class M | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
BNY Mellon Intermediate U.S. Government Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%

[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

BNY Mellon Short-Term U.S. Government Securities Fund (Prospectus Summary) | BNY Mellon Short-Term U.S. Government Securities Fund
BNY Mellon Short-Term U.S. Government Securities Fund
Investment Objective
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Short-Term U.S. Government Securities Fund	Class M Shares	Investor Shares
Investment advisory fees	0.35%	0.35%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.05%	0.06%
Total annual fund operating expenses	0.52%	0.78%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Short-Term U.S. Government Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	53	167	291	653
Investor Shares	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

143.65% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long-

and short-term interest rates. Using a research-driven investment process,

generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately,

than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party

(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the Barclays Capital 1-3 Year U.S.

Government Index, a widely recognized, unmanaged index designed to measure the performance of U.S. Treasury and agency securities with maturities between one and three years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q4, 2008: 3.43%

Worst Quarter

Q2, 2004: -1.18%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

0.67%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Short-Term U.S. Government Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	1.54%	3.99%	3.61%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	0.91%	2.74%	2.20%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	1.00%	2.67%	2.23%			Oct 2, 2000
Investor Shares	Investor returns before taxes	1.30%	3.71%		3.11%		Jul 11, 2001
Barclays Capital 1-3 Year U.S. Government	Barclays Capital 1-3 Year U.S. Government Index reflects no deduction for fees, expenses or taxes	2.40%	4.32%	4.07%	3.86%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Short-Term U.S. Government Securities Fund (Prospectus Summary) | BNY Mellon Short-Term U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Short-Term U.S. Government Securities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
143.65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.65%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long-
and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates.

o Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party
(such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the Barclays Capital 1-3 Year U.S.
Government Index, a widely recognized, unmanaged index designed to measure the performance of U.S. Treasury and agency securities with maturities between one and three years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q4, 2008: 3.43%
Worst Quarter
Q2, 2004: -1.18%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
0.67%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Short-Term U.S. Government Securities Fund (Prospectus Summary) | BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.18%)
BNY Mellon Short-Term U.S. Government Securities Fund | Barclays Capital 1-3 Year U.S. Government
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-3 Year U.S. Government Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%	[1]
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2001	rr_AnnualReturn2001	7.72%
Annual Return 2002	rr_AnnualReturn2002	5.15%
Annual Return 2003	rr_AnnualReturn2003	1.32%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	1.33%
Annual Return 2006	rr_AnnualReturn2006	3.83%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	7.16%
Annual Return 2009	rr_AnnualReturn2009	1.04%
Annual Return 2010	rr_AnnualReturn2010	1.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon National Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon National Intermediate Municipal Bond Fund
Investment Objective
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon National Intermediate Municipal Bond Fund	Class M Shares	Investor Shares
Investment advisory fees	0.35%	0.35%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.03%	0.03%
Total annual fund operating expenses	0.50%	0.75%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon National Intermediate Municipal Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	51	160	280	628
Investor Shares	77	240	417	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

39.88% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal income tax,

interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the S&P Municipal Bond Intermediate

Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal

Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 6.85%

Worst Quarter

Q4, 2010: -3.71%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

6.94%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon National Intermediate Municipal Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Class M Shares	Class M returns before taxes		1.81%	4.07%	4.43%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions		1.59%	4.03%	4.35%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares		2.51%	4.04%	4.34%			Oct 2, 2000
Investor Shares	Investor returns before taxes		1.62%	3.82%		4.09%		Jul 11, 2001
BofA Merrill Lynch 2-17 Year Municipal Bond Index	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[1]	3.07%	4.75%	5.12%	5.07%	[2]		4.29%	[3]	Oct 11, 2002
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[4]	3.61%	4.82%	5.09%	5.02%	[2]		4.39%		Oct 11, 2002
[1]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[3]	For comparative purposes, the value of the Index on 9/30/02 is used as the beginning value on 10/11/02.
[4]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon National Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon National Intermediate Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
39.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.88%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the S&P Municipal Bond Intermediate
Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal
Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 6.85%
Worst Quarter
Q4, 2010: -3.71%
The year-to-date total return of the fund's Class M shares as of 9/30/11 was
6.94%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon National Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.71%)
BNY Mellon National Intermediate Municipal Bond Fund | BofA Merrill Lynch 2-17 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%	[2]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	4.29%	[3]
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Oct 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | S&P Municipal Bond Intermediate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[2]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	4.39%
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Oct 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	4.99%
Annual Return 2002	rr_AnnualReturn2002	8.21%
Annual Return 2003	rr_AnnualReturn2003	5.01%
Annual Return 2004	rr_AnnualReturn2004	3.74%
Annual Return 2005	rr_AnnualReturn2005	2.09%
Annual Return 2006	rr_AnnualReturn2006	4.24%
Annual Return 2007	rr_AnnualReturn2007	3.39%
Annual Return 2008	rr_AnnualReturn2008	(1.95%)
Annual Return 2009	rr_AnnualReturn2009	13.49%
Annual Return 2010	rr_AnnualReturn2010	1.81%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[3]	For comparative purposes, the value of the Index on 9/30/02 is used as the beginning value on 10/11/02.
[4]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

BNY Mellon National Short-Term Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Short-Term Municipal Bond Fund
BNY Mellon National Short-Term Municipal Bond Fund
Investment Objective
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon National Short-Term Municipal Bond Fund	Class M Shares	Investor Shares
Investment advisory fees	0.35%	0.35%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.04%	0.05%
Total annual fund operating expenses	0.51%	0.77%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon National Short-Term Municipal Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	52	164	285	640
Investor Shares	79	246	428	954

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

24.33% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal income tax,

interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the S&P Municipal Bond Short

Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 6 months and a maximum maturity of up to but not including 4 years, and the BofA Merrill Lynch 1-5 Year Municipal

Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 1-5 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q2, 2002: 2.50%

Worst Quarter

Q2, 2004: -0.99%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

1.89%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon National Short-Term Municipal Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, 10 Years, Secondary	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes		1.22%	3.05%	3.05%				Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions		1.22%	3.05%	3.03%				Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares		1.33%	2.99%		3.00%			Oct 2, 2000
Investor Shares	Investor returns before taxes		1.04%	2.81%			2.59%		Jul 11, 2001
S&P Municipal Bond Short Index	S&P Municipal Bond Short Index reflects no deduction for fees, expenses or taxes		1.66%	3.86%	3.58%		3.41%	[1]
BofA Merrill Lynch 1-5 Year Municipal Bond Index	BofA Merrill Lynch 1-5 Year Municipal Bond Index	[2]	1.85%	4.25%	4.04%		3.86%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[2]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 1-5 Year Municipal Bond Index because the S&P Municipal Bond Short Index is deemed to be more reflective of the fund's current investment style.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon National Short-Term Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon National Short-Term Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
24.33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.33%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares over time to that of the S&P Municipal Bond Short
Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 6 months and a maximum maturity of up to but not including 4 years, and the BofA Merrill Lynch 1-5 Year Municipal
Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 1-5 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	BofA Merrill Lynch 1-5 Year Municipal Bond Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2002: 2.50%
Worst Quarter
Q2, 2004: -0.99%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
1.89%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon National Short-Term Municipal Bond Fund (Prospectus Summary) | BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.99%)
BNY Mellon National Short-Term Municipal Bond Fund | S&P Municipal Bond Short Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Short Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[1]
BNY Mellon National Short-Term Municipal Bond Fund | BofA Merrill Lynch 1-5 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-5 Year Municipal Bond Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%	[1]
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	640
Annual Return 2001	rr_AnnualReturn2001	5.48%
Annual Return 2002	rr_AnnualReturn2002	5.43%
Annual Return 2003	rr_AnnualReturn2003	1.94%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	1.42%
Annual Return 2006	rr_AnnualReturn2006	2.90%
Annual Return 2007	rr_AnnualReturn2007	3.86%
Annual Return 2008	rr_AnnualReturn2008	1.67%
Annual Return 2009	rr_AnnualReturn2009	5.69%
Annual Return 2010	rr_AnnualReturn2010	1.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years, Secondary	ck0001111565_AverageAnnualReturnYear10Secondary	3.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[2]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 1-5 Year Municipal Bond Index because the S&P Municipal Bond Short Index is deemed to be more reflective of the fund's current investment style.

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Investment Objective
The fund seeks as high a level of current income exempt from federal and

Pennsylvania state income taxes as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Class M Shares	Investor Shares
Investment advisory fees	0.50%	0.50%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.04%	0.04%
Total annual fund operating expenses	0.66%	0.91%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	67	211	368	822
Investor Shares	93	290	504	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was 9.72%

of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Pennsylvania state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal obligations, may decline.

Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the S&P Municipal Bond Intermediate

Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal

Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 6.64%

Worst Quarter

Q4, 2010: -3.23%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

6.44%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes		2.22%	3.51%	3.91%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions		2.22%	3.48%	3.84%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares		2.75%	3.56%	3.90%			Oct 2, 2000
Investor Shares	Investor returns before taxes		1.87%	3.22%		3.52%		Jul 11, 2001
BofA Merrill Lynch 2-17 Year Municipal Bond Index	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[1],[2]	3.07%	4.75%	5.12%	5.07%	[3]
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[1]	3.61%	4.82%	5.09%	5.02%	[3]
[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[3]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of current income exempt from federal and
Pennsylvania state income taxes as is consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 9.72%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.72%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. These municipal bonds include those issued by the Commonwealth of Pennsylvania as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not Pennsylvania state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal obligations, may decline.
Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares to that of the S&P Municipal Bond Intermediate
Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal
Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	BofA Merrill Lynch 2-17 Year Municipal Bond Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 6.64%
Worst Quarter
Q4, 2010: -3.23%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
6.44%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund (Prospectus Summary) | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.23%)
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BofA Merrill Lynch 2-17 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[1],[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%	[3]
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | S&P Municipal Bond Intermediate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[3]
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2001	rr_AnnualReturn2001	4.67%
Annual Return 2002	rr_AnnualReturn2002	7.78%
Annual Return 2003	rr_AnnualReturn2003	4.39%
Annual Return 2004	rr_AnnualReturn2004	3.04%
Annual Return 2005	rr_AnnualReturn2005	1.74%
Annual Return 2006	rr_AnnualReturn2006	3.84%
Annual Return 2007	rr_AnnualReturn2007	3.13%
Annual Return 2008	rr_AnnualReturn2008	(3.17%)
Annual Return 2009	rr_AnnualReturn2009	12.10%
Annual Return 2010	rr_AnnualReturn2010	2.22%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[3]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective
The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Class M Shares	Investor Shares
Investment advisory fees	0.35%	0.35%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.06%	0.06%
Total annual fund operating expenses	0.53%	0.78%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Massachusetts Intermediate Municipal Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	54	170	296	665
Investor Shares	80	249	433	966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

10.43% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not

Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Massachusetts'

economy, and the revenues underlying its municipal obligations, may decline.

Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 6, 2002), substantially all of the assets of another investment company managed by the investment adviser with a similar investment objective and similar investment strategies and expenses as the fund, Dreyfus

Premier Limited Term Massachusetts Municipal Fund (the "Premier Massachusetts

Fund"), were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares and Investor shares in the table represent the performance of the Premier Massachusetts Fund's Class R shares and Class A shares, respectively, through September 6, 2002 and the performance of the fund's

Class M shares and Investor shares thereafter. These performance figures do not reflect the front-end sales load that was applicable to the Premier Massachusetts

Fund's Class A shares. If such sales load were reflected, the returns shown for the fund's Investor shares would have been lower. These performance figures are compared to those of the S&P Municipal Bond Intermediate Index, an unmanaged,

market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including

15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged,

market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The performance figures for the fund's Class M shares in the bar chart represent the performance of the Premier Massachusetts Fund's Class R shares from year to year through September 6, 2002 and the performance of the fund's Class M shares thereafter.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]

Best Quarter

Q3, 2009: 5.30%

Worst Quarter

Q4, 2010: -3.45%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

6.62%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	Class M returns before taxes	[1]	1.88%	4.00%	4.25%
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	[1]	1.80%	3.98%	4.24%
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	[1]	2.56%	3.96%	4.20%
Investor Shares	Investor returns before taxes	[2]	1.62%	3.76%	3.99%
BofA Merrill Lynch 2-17 Year Municipal Bond Index	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[3],[4],[5],[6]	3.07%	4.75%	5.12%
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[3],[4],[5]	3.61%	4.82%	5.09%
[1]	Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.
[2]	Reflects the performance of Class A shares of the Premier Massachusetts Fund through September 6, 2002.
[3]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[4]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[5]	Unlike the fund, the Index is not limited to obligations issued by a singlestate or municipalities in that state.
[6]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

[1]	Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
10.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.43%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not
Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Massachusetts'
economy, and the revenues underlying its municipal obligations, may decline.
Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 6, 2002), substantially all of the assets of another investment company managed by the investment adviser with a similar investment objective and similar investment strategies and expenses as the fund, Dreyfus
Premier Limited Term Massachusetts Municipal Fund (the "Premier Massachusetts
Fund"), were transferred to the fund in a tax-free reorganization. The performance figures for the fund's Class M shares and Investor shares in the table represent the performance of the Premier Massachusetts Fund's Class R shares and Class A shares, respectively, through September 6, 2002 and the performance of the fund's
Class M shares and Investor shares thereafter. These performance figures do not reflect the front-end sales load that was applicable to the Premier Massachusetts
Fund's Class A shares. If such sales load were reflected, the returns shown for the fund's Investor shares would have been lower. These performance figures are compared to those of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including
15 years, and the BofA Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	BofA Merrill Lynch 2-17 Year Municipal Bond Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance figures for the fund's Class M shares in the bar chart represent the performance of the Premier Massachusetts Fund's Class R shares from year to year through September 6, 2002 and the performance of the fund's Class M shares thereafter.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 5.30%
Worst Quarter
Q4, 2010: -3.45%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
6.62%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (First Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.45%)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BofA Merrill Lynch 2-17 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[2],[3],[4],[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | S&P Municipal Bond Intermediate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[2],[3],[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2001	rr_AnnualReturn2001	4.64%
Annual Return 2002	rr_AnnualReturn2002	8.33%
Annual Return 2003	rr_AnnualReturn2003	4.32%
Annual Return 2004	rr_AnnualReturn2004	3.20%
Annual Return 2005	rr_AnnualReturn2005	2.12%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	3.74%
Annual Return 2008	rr_AnnualReturn2008	0.37%
Annual Return 2009	rr_AnnualReturn2009	10.10%
Annual Return 2010	rr_AnnualReturn2010	1.88%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.20%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.99%

[1]	Reflects the performance of Class R shares of the Premier Massachusetts Fund through September 6, 2002.
[2]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[3]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[4]	Unlike the fund, the Index is not limited to obligations issued by a singlestate or municipalities in that state.
[5]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[6]	Reflects the performance of Class A shares of the Premier Massachusetts Fund through September 6, 2002.

BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Investment Objective
The fund seeks as high a level of income exempt from federal, New York state and

New York city income taxes as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon New York Intermediate Tax-Exempt Bond Fund		Class M	Investor Shares
Investment advisory fees		0.50%	0.50%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.12%	0.12%
Other expenses - Other expenses of the fund		0.08%	0.08%
Total annual fund operating expenses		0.70%	0.95%
Fee waiver and/or expense reimbursement	[1]	(0.11%)	(0.11%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.59%	0.84%
[1]	The fund's investment adviser has contractually agreed, until December 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 0.59%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-

and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon New York Intermediate Tax-Exempt Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M	60	213	379	860
Investor Shares	86	292	515	1,156

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

21.91% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by U.S. territories and possessions. The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the interest from which is subject to federal income tax, the federal alternative minimum tax,

and/or New York state and New York city income taxes.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration.

Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that New York's economy,

and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY

Hamilton Intermediate New York Tax-Exempt Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's

Institutional shares and Class A shares, respectively, through September 12,

2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the S&P Municipal

Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch

2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through

September 12, 2008 and the performance of the fund's Class M shares thereafter.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]

Best Quarter

Q3, 2009: 5.09%

Worst Quarter

Q4, 2010: -3.36%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

6.79%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon New York Intermediate Tax-Exempt Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M	Class M returns before taxes	[1]	1.62%	4.14%	4.23%
Class M After Taxes on Distributions	Class M returns after taxes on distributions	[1]	1.60%	4.13%	4.18%
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	[1]	2.25%	4.05%	4.12%
Investor Shares	Investor returns before taxes	[2]	1.28%	3.87%	3.96%
BofA Merrill Lynch 2-17 Year Municipal Bond Index	BofA Merrill Lynch 2-17 Year Municipal Bond Index	[3],[4]	3.07%	4.75%	5.12%
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[3]	3.61%	4.82%	5.09%
[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.
[3]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[4]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of income exempt from federal, New York state and
New York city income taxes as is consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
21.91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.91%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by the fund's investment adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. These municipal bonds include those issued by New York state and New York city as well as those issued by U.S. territories and possessions. The fund normally expects to be fully invested in tax-exempt securities, but may invest up to 20% of its assets in fixed-income securities the interest from which is subject to federal income tax, the federal alternative minimum tax, and/or New York state and New York city income taxes.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years. The fund may invest in individual municipal and taxable bonds of any maturity or duration.
Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. Before the fund commenced operations (as of the close of business on September 12, 2008), substantially all of the assets of another investment company advised by an affiliate of the fund's investment adviser, BNY
Hamilton Intermediate New York Tax-Exempt Fund (the "predecessor fund"), a series of BNY Hamilton Funds, Inc., were transferred to the fund in a tax-free reorganization. The average annual total returns for the fund's Class M shares and Investor shares in the table represent those of the predecessor fund's
Institutional shares and Class A shares, respectively, through September 12,
2008 and the performance of the fund's Class M shares and Investor shares thereafter. These performance figures are compared to those of the S&P Municipal
Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch
2-17 Year Municipal Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range. These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	BofA Merrill Lynch 2-17 Year Municipal Bond Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The performance figures for the fund's Class M shares in the bar chart represent the performance of the predecessor fund's Institutional shares from year to year through
September 12, 2008 and the performance of the fund's Class M shares thereafter.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the predecessor fund's applicable sales loads for Class A shares, because the fund's shares are not subject to any sales loads. If the predecessor fund's sales loads were reflected, the returns of the fund's Investor shares would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 5.09%
Worst Quarter
Q4, 2010: -3.36%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
6.79%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
BNY Mellon New York Intermediate Tax-Exempt Bond Fund (Prospectus Summary) | BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BofA Merrill Lynch 2-17 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 2-17 Year Municipal Bond Index	[2],[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | S&P Municipal Bond Intermediate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.59%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	860
Annual Return 2001	rr_AnnualReturn2001	4.77%
Annual Return 2002	rr_AnnualReturn2002	8.79%
Annual Return 2003	rr_AnnualReturn2003	3.71%
Annual Return 2004	rr_AnnualReturn2004	2.45%
Annual Return 2005	rr_AnnualReturn2005	2.01%
Annual Return 2006	rr_AnnualReturn2006	3.64%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	2.64%
Annual Return 2009	rr_AnnualReturn2009	8.62%
Annual Return 2010	rr_AnnualReturn2010	1.62%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.23%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.18%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.12%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,156
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.96%

[1]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[2]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[3]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[4]	The fund's investment adviser has contractually agreed, until December 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 0.59%.
[5]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.

BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund
BNY Mellon Municipal Opportunities Fund
Investment Objective
The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Municipal Opportunities Fund		Class M	Investor
Investment advisory fees		0.50%	0.50%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.12%	0.12%
Other expenses - Other expenses of the fund	[1]	0.11%	0.11%
Total annual fund operating expenses		0.73%	0.98%
[1]	"Other expenses of the fund" includes interest expense associated with the fund's investment in inverse floaters. Not shown in the table is the additional income generated by these investments, which amounted approximately to the interest expense.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Municipal Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M	75	233	406	906
Investor	100	312	542	1,201

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

129.00% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax

(municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S.

dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the investment adviser. The fund also may invest in residual interest municipal bonds, known as inverse floaters. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

The fund's portfolio manager seeks to deliver value added excess returns

("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets.

Although the fund seeks to provide income exempt from federal income tax,

interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Inverse floating rate securities risk. The interest payment received on inverse floating rate securities generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the Barclays Capital Municipal

Bond Index, a broad measure of U.S. municipal bond performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 11.23%

Worst Quarter

Q4, 2010: -3.99%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

7.59%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Municipal Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M	Class M returns before taxes	3.52%	15.23%		Oct 15, 2008
Class M After Taxes on Distributions	Class M returns after taxes on distributions	2.88%	14.34%		Oct 15, 2008
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	3.65%	13.21%		Oct 15, 2008
Investor	Investor returns before taxes	3.28%	14.95%		Oct 15, 2008
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	2.38%	7.01%	[1]
[1]	For comparative purposes, the value of the Index on 9/30/08 is used as the beginning value on 10/15/08.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Municipal Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
129.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. dollar-denominated fixed-income securities that provide income exempt from federal income tax
(municipal bonds). While the fund typically invests in a diversified portfolio of municipal bonds, it may invest up to 20% of its assets in taxable fixed-income securities, including taxable municipal bonds and non-U.S.
dollar-denominated foreign debt securities such as Brady bonds and sovereign debt obligations.

The fund invests at least 80% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by the investment adviser. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by the investment adviser. The fund also may invest in residual interest municipal bonds, known as inverse floaters. The fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The dollar-weighted average maturity of the fund's portfolio will vary from time to time depending on the portfolio manager's views on the direction of interest rates.

The fund's portfolio manager seeks to deliver value added excess returns
("alpha") by applying an investment approach designed to identify and exploit relative value opportunities within the municipal bond market and other fixed-income markets.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Inverse floating rate securities risk. The interest payment received on inverse floating rate securities generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares over time to that of the Barclays Capital Municipal
Bond Index, a broad measure of U.S. municipal bond performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 11.23%
Worst Quarter
Q4, 2010: -3.99%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
7.59%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Municipal Opportunities Fund (Prospectus Summary) | BNY Mellon Municipal Opportunities Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.99%)
BNY Mellon Municipal Opportunities Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.01%	[1]
BNY Mellon Municipal Opportunities Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.11%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Annual Return 2009	rr_AnnualReturn2009	23.06%
Annual Return 2010	rr_AnnualReturn2010	3.52%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
BNY Mellon Municipal Opportunities Fund | Class M | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
BNY Mellon Municipal Opportunities Fund | Class M | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008
BNY Mellon Municipal Opportunities Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.11%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 2008

[1]	For comparative purposes, the value of the Index on 9/30/08 is used as the beginning value on 10/15/08.
[2]	"Other expenses of the fund" includes interest expense associated with the fund's investment in inverse floaters. Not shown in the table is the additional income generated by these investments, which amounted approximately to the interest expense.

BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund
BNY Mellon Asset Allocation Fund
Investment Objective
The fund seeks long-term growth of principal in conjunction with current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Asset Allocation Fund		Class M Shares	Investor Shares
Investment advisory fees	[1]	0.41%	0.41%
Other expenses - Shareholder services fees		none	0.25%
Other expenses - Administration fees		0.09%	0.09%
Other expenses - Other expenses of the fund		0.03%	0.03%
Acquired fund fees and expenses	[2]	0.33%	0.33%
Total annual fund operating expenses	[3]	0.86%	1.11%
[1]	The fund has agreed to pay an investment advisory fee at the rate of 0.65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of 0.40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of 0.15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.
[2]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[3]	The fund's investment adviser has contractually agreed, until December 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.87%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Asset Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	88	274	477	1,061
Investor Shares	113	353	612	1,352

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

71.08% of the average value of its portfolio.

Principal Investment Strategy
The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of

Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed

International and Global Equities, Emerging Markets Equities, Investment Grade

Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and

Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets.  The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors,

including the correlation and covariance among the underlying funds.  The fund may change the underlying funds - whether affiliated or unaffiliated - from time to time without notice to fund shareholders.  The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's initial targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the affiliated underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

                     Asset Class                      Initial Target   Range

Large Cap Equities                                         26%       20% to 40%

Direct Investments

BNY Mellon Focused Equity Opportunities Fund

BNY Mellon U.S. Core Equity 130/30 Fund

Dreyfus U.S. Equity Fund

Small Cap and Mid Cap Equities                             11%       5% to 20%

BNY Mellon Mid Cap Stock Fund

BNY Mellon Small/Mid Cap Fund

BNY Mellon Small Cap Stock Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus Select Managers Small Cap Growth Fund

Developed International and Global Equities                11%       5% to 20%

BNY Mellon International Fund

Dreyfus/Newton International Equity Fund

Global Stock Fund (Dreyfus)

Dreyfus Global Real Estate Securities Fund

Emerging Markets Equities                                   7%       5% to 15%

BNY Mellon Emerging Markets Fund

Investment Grade Bonds                                     32%       20% to 55%

Direct Investments

BNY Mellon Short-Term U.S. Government Securities Fund

BNY Mellon Intermediate Bond Fund

Dreyfus Inflation Adjusted Securities Fund

High Yield Bonds                                            2%       0% to 10%

Dreyfus High Yield Fund

Emerging Markets Debt                                       2%       0% to 10%

Dreyfus Emerging Markets Debt Local Currency Fund

Unaffiliated Investment Company

Diversifying Strategies                                     6%       0% to 20%

Unaffiliated Investment Companies

Money Market Instruments                                    3%       0% to 10%

Direct Investments

The asset classes and the initial target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes,

whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice,

when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

The fund invests in shares of the underlying funds and thus the fund is subject to the same principal investment risks as the underlying funds in which it invests, which are described in the fund's prospectus and below.  For more information regarding these risks, see the prospectus for the specific underlying fund. The fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

o Strategy allocation risk.  The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds.

There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.  The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

o Correlation risk.  Although the prices of equity securities and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem.  Because the fund invests in equity securities and fixed-income securities, the fund is subject to correlation risk.

o Portfolio turnover risk.  Effective September 15, 2011, the fund's investment adviser implemented changes to the fund's investment strategy to, among other things, expand the underlying funds and the asset classes in which the fund is permitted to invest, directly and/or through investment in the underlying funds,

as described above. The fund's investment adviser anticipates that the changes to the fund's investment strategy initially may result in more portfolio turnover than is typical for the fund which will produce transaction costs.  The fund's investment adviser intends to use its best efforts to dispose of portfolio securities in a manner designed to minimize these costs to the extent possible, consistent with best execution.  However, such turnover could result in higher taxable distributions to shareholders and lower the fund's after-tax performance.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

0 Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar,

which will reduce the value of investments denominated in those currencies held by the fund.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the

U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the

U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the Standard & Poor's 500®

Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance, and the Barclays Capital U.S. Aggregate Bond Index, an

unmanaged, market-weighted index designed to measure the performance of the U.S.

investment grade fixed-rate bond market and is comprised of U.S. government,

corporate, mortgage-backed and asset backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses. The fund's performance reflects the fund's investment strategy in effect prior to September 15, 2011.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 12.14%

Worst Quarter

Q4, 2008: -11.22%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-9.61%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Asset Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	12.65%	4.91%	4.60%			Oct 2, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	12.08%	3.33%	3.35%			Oct 2, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	8.36%	3.70%	3.46%			Oct 2, 2000
Investor Shares	Investor returns before taxes	12.41%	4.64%		4.97%		Jul 11, 2001
S&P 500	S&P 500 reflects no deduction for fees, expenses or taxes	15.08%	2.29%	1.42%	2.23%	[1]
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes	6.54%	5.80%	5.84%	5.76%	[1]
[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term growth of principal in conjunction with current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
71.08% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.08%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund may invest in both individual securities and other investment companies, including other BNY Mellon funds, funds in the Dreyfus Family of
Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds (referred to below as the "underlying funds"), which in turn may invest directly in the asset classes described below. To pursue its goal, the fund currently intends to allocate its assets, directly and/or through investment in the underlying funds, to gain investment exposure to the following asset classes: Large Cap Equities, Small Cap and Mid Cap Equities, Developed
International and Global Equities, Emerging Markets Equities, Investment Grade
Bonds, High Yield Bonds, Emerging Markets Debt, Diversifying Strategies and
Money Market Instruments.

The fund's investment adviser allocates the fund's investments (directly and/or through investment in the underlying funds) among these asset classes using fundamental and quantitative analysis, and its outlook for the economy and financial markets.  The underlying funds are selected by the fund's investment adviser based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds.  The fund may change the underlying funds - whether affiliated or unaffiliated - from time to time without notice to fund shareholders.  The fund may invest directly in the equity securities of large-cap companies (generally those with total market capitalizations of $5 billion or more) and in fixed-income securities rated investment grade (i.e., Baa/BBB or higher) or, if unrated, deemed to be of comparable quality by the investment adviser, at the time of purchase.

The fund is not required to maintain exposure to any particular asset class and the investment adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's initial targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the affiliated underlying funds selected by the investment adviser as fund investment options as of the date of this prospectus were as follows:

                     Asset Class                      Initial Target   Range
Large Cap Equities                                         26%       20% to 40%
Direct Investments
BNY Mellon Focused Equity Opportunities Fund
BNY Mellon U.S. Core Equity 130/30 Fund
Dreyfus U.S. Equity Fund
Small Cap and Mid Cap Equities                             11%       5% to 20%
BNY Mellon Mid Cap Stock Fund
BNY Mellon Small/Mid Cap Fund
BNY Mellon Small Cap Stock Fund
Dreyfus Select Managers Small Cap Value Fund
Dreyfus Select Managers Small Cap Growth Fund
Developed International and Global Equities                11%       5% to 20%
BNY Mellon International Fund
Dreyfus/Newton International Equity Fund
Global Stock Fund (Dreyfus)
Dreyfus Global Real Estate Securities Fund
Emerging Markets Equities                                   7%       5% to 15%
BNY Mellon Emerging Markets Fund
Investment Grade Bonds                                     32%       20% to 55%
Direct Investments
BNY Mellon Short-Term U.S. Government Securities Fund
BNY Mellon Intermediate Bond Fund
Dreyfus Inflation Adjusted Securities Fund
High Yield Bonds                                            2%       0% to 10%
Dreyfus High Yield Fund
Emerging Markets Debt                                       2%       0% to 10%
Dreyfus Emerging Markets Debt Local Currency Fund
Unaffiliated Investment Company
Diversifying Strategies                                     6%       0% to 20%
Unaffiliated Investment Companies
Money Market Instruments                                    3%       0% to 10%
Direct Investments

The asset classes and the initial target weightings and ranges have been selected for investment over longer time periods based on the investment adviser's expectation that the selected securities and underlying funds, in combination, will be appropriate to achieve the fund's investment objective. The target weightings will deviate over the short term because of market movements and fund cash flows. If appreciation or depreciation in the value of selected securities or an underlying fund's shares causes the percentage of the fund's assets invested in an asset class to fall outside the applicable investment range, the investment adviser will consider whether to reallocate the fund's assets, but is not required to do so. The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions. Any changes to the asset classes, underlying funds or the allocation weightings may be implemented over a reasonable period of time. The investment adviser has the discretion to change the asset classes, whether to invest directly in securities or through an underlying fund, and the target allocations and ranges, without shareholder approval or prior notice, when the investment adviser deems it appropriate. To the extent an underlying fund offers multiple classes of shares, the fund will purchase shares of the class with the lowest expense ratio and without a sales load or distribution and/or service fee.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

The fund invests in shares of the underlying funds and thus the fund is subject to the same principal investment risks as the underlying funds in which it invests, which are described in the fund's prospectus and below.  For more information regarding these risks, see the prospectus for the specific underlying fund. The fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

o Strategy allocation risk.  The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds.
There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal.  The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

o Correlation risk.  Although the prices of equity securities and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem.  Because the fund invests in equity securities and fixed-income securities, the fund is subject to correlation risk.

o Portfolio turnover risk.  Effective September 15, 2011, the fund's investment adviser implemented changes to the fund's investment strategy to, among other things, expand the underlying funds and the asset classes in which the fund is permitted to invest, directly and/or through investment in the underlying funds, as described above. The fund's investment adviser anticipates that the changes to the fund's investment strategy initially may result in more portfolio turnover than is typical for the fund which will produce transaction costs.  The fund's investment adviser intends to use its best efforts to dispose of portfolio securities in a manner designed to minimize these costs to the extent possible, consistent with best execution.  However, such turnover could result in higher taxable distributions to shareholders and lower the fund's after-tax performance.

o Conflicts of interest risk. The fund's investment adviser will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. The fund's investment adviser or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the investment adviser recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to the investment adviser or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

0 Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

o Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the
U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.
In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class
M shares and Investor shares over time to that of the Standard & Poor's 500®
Composite Stock Price Index (S&P 500), a widely recognized unmanaged index of stock performance, and the Barclays Capital U.S. Aggregate Bond Index, an
unmanaged, market-weighted index designed to measure the performance of the U.S.
investment grade fixed-rate bond market and is comprised of U.S. government, corporate, mortgage-backed and asset backed securities.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses. The fund's performance reflects the fund's investment strategy in effect prior to September 15, 2011.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Barclays Capital U.S. Aggregate Bond Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Class M shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 12.14%
Worst Quarter
Q4, 2008: -11.22%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
-9.61%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Asset Allocation Fund (Prospectus Summary) | BNY Mellon Asset Allocation Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.22%)
BNY Mellon Asset Allocation Fund | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[1]
BNY Mellon Asset Allocation Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[1]
BNY Mellon Asset Allocation Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.41%	[2]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2001	rr_AnnualReturn2001	(2.38%)
Annual Return 2002	rr_AnnualReturn2002	(8.72%)
Annual Return 2003	rr_AnnualReturn2003	18.74%
Annual Return 2004	rr_AnnualReturn2004	9.27%
Annual Return 2005	rr_AnnualReturn2005	6.78%
Annual Return 2006	rr_AnnualReturn2006	10.28%
Annual Return 2007	rr_AnnualReturn2007	9.29%
Annual Return 2008	rr_AnnualReturn2008	(23.01%)
Annual Return 2009	rr_AnnualReturn2009	21.55%
Annual Return 2010	rr_AnnualReturn2010	12.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Asset Allocation Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Asset Allocation Fund | Class M Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2000
BNY Mellon Asset Allocation Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.41%	[2]
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.09%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2001

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[2]	The fund has agreed to pay an investment advisory fee at the rate of 0.65% applied to that portion of its average daily net assets allocated to direct investments in equity securities, at the rate of 0.40% applied to that portion of its average daily net assets allocated to direct investments in debt securities, and at the rate of 0.15% applied to that portion of its average daily net assets allocated to money market instruments or the underlying funds.
[3]	"Acquired fund fees and expenses" are incurred directly by the fund as a result of its investment in investment companies or private investment funds. These fees and expenses are not included in the Financial Highlights tables; accordingly, total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights tables.
[4]	The fund's investment adviser has contractually agreed, until December 31, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.87%.

BNY Mellon Money Market Fund (First Prospectus Summary) | BNY Mellon Money Market Fund
BNY Mellon Money Market Fund
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Money Market Fund Class M Shares
Investment advisory fees	0.15%
Other expenses - Shareholder services fees	none
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.03%
Total annual fund operating expenses	0.30%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon Money Market Fund Class M Shares	31	97	169	381

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality,

dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers'

acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk,

and regulatory developments relating to the banking industry.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's specified shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows changes in the performance of the fund's specified shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2007: 1.29%

Worst Quarter

Q1, 2010: 0.00%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

0.00%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon Money Market Fund Class M Shares	Class M Shares	0.05%	2.65%	2.34%	Jun 2, 2003

For the fund's current yield, Wealth Management Clients may call toll free

1-888-281-7350; Individual Clients may call toll free 1-800-DREYFUS (inside the

U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free

1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option 3

for BNY Mellon Wealth Advisors; participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327; and clients of Investment Advisory Firms may call toll free 1-888-281-7350.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Money Market Fund (First Prospectus Summary) | BNY Mellon Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers'
acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's specified shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's specified shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2007: 1.29%
Worst Quarter
Q1, 2010: 0.00%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
0.00%.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
For the fund's current yield, Wealth Management Clients may call toll free
1-888-281-7350; Individual Clients may call toll free 1-800-DREYFUS (inside the
U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free
1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option 3
for BNY Mellon Wealth Advisors; participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327; and clients of Investment Advisory Firms may call toll free 1-888-281-7350.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Money Market Fund (First Prospectus Summary) | BNY Mellon Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BNY Mellon Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	381
Annual Return 2004	rr_AnnualReturn2004	1.11%
Annual Return 2005	rr_AnnualReturn2005	3.00%
Annual Return 2006	rr_AnnualReturn2006	4.84%
Annual Return 2007	rr_AnnualReturn2007	5.11%
Annual Return 2008	rr_AnnualReturn2008	2.80%
Annual Return 2009	rr_AnnualReturn2009	0.53%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class M Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003

BNY Mellon National Municipal Money Market Fund (First Prospectus Summary) | BNY Mellon National Municipal Money Market Fund
BNY Mellon National Municipal Money Market Fund
Investment Objective
The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon National Municipal Money Market Fund Class M Shares
Investment advisory fees	0.15%
Other expenses - Shareholder services fees	none
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.02%
Total annual fund operating expenses	0.29%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon National Municipal Money Market Fund Class M Shares	30	93	163	368

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its assets in short-term,

high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds,

tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as

U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax,

interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

o Municipal government risk. The ability of a governmental issuer to make payments on its municipal obligations can be adversely affected by a number of factors, including budget shortfalls, lower tax revenues, weak economic conditions and reduced levels of aid to governments. Issuers of municipal obligations may default on their payment obligations and may seek bankruptcy protection.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's specified shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows changes in the performance of the fund's specified shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q2, 2007: 0.87%

Worst Quarter

Q1, 2010: 0.00%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

0.01%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon National Municipal Money Market Fund Class M Shares	0.06%	1.73%	1.58%	Jun 2, 2003

For the fund's current yield, Wealth Management Clients may call toll free

1-888-281-7350; Individual Clients may call toll free 1-800-DREYFUS (inside the

U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free

1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option 3

for BNY Mellon Wealth Advisors; participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327; and clients of Investment Advisory Firms may call toll free 1-888-281-7350.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon National Municipal Money Market Fund (First Prospectus Summary) | BNY Mellon National Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon National Municipal Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as
U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

o Municipal government risk. The ability of a governmental issuer to make payments on its municipal obligations can be adversely affected by a number of factors, including budget shortfalls, lower tax revenues, weak economic conditions and reduced levels of aid to governments. Issuers of municipal obligations may default on their payment obligations and may seek bankruptcy protection.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's specified shares over time. The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class M
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's specified shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2007: 0.87%
Worst Quarter
Q1, 2010: 0.00%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was
0.01%.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
For the fund's current yield, Wealth Management Clients may call toll free
1-888-281-7350; Individual Clients may call toll free 1-800-DREYFUS (inside the
U.S. only); BNY Mellon Wealth Brokerage Clients may call toll free
1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option 3
for BNY Mellon Wealth Advisors; participants in Qualified Employee Benefit Plans may call toll free 1-877-774-0327; and clients of Investment Advisory Firms may call toll free 1-888-281-7350.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon National Municipal Money Market Fund (First Prospectus Summary) | BNY Mellon National Municipal Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BNY Mellon National Municipal Money Market Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	30
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	368
Annual Return 2004	rr_AnnualReturn2004	0.89%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.16%
Annual Return 2007	rr_AnnualReturn2007	3.39%
Annual Return 2008	rr_AnnualReturn2008	1.93%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003

BNY Mellon Mid Cap Stock Fund (Second Prospectus Summary) | BNY Mellon Mid Cap Stock Fund
BNY Mellon Mid Cap Stock Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees		BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares
Shareholder Fees, Column Name	[1]
Dreyfus Premier shares

Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)		4.00%
[1]	Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares
Investment advisory fees	0.75%
Distribution (Rule 12b-1) fees	0.75%
Other expenses - Shareholder services fees	0.25%
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.03%
Total annual fund operating expenses	1.90%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares	593	897	1,226	1,848	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
BNY Mellon Mid Cap Stock Fund Dreyfus Premier Shares	193	597	1,026	1,848	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

132.20% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The stocks of mid-cap domestic companies have market capitalizations generally ranging between $1 billion and $4.4 billion. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index (S&P Mid Cap 400).

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger,

more established companies.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus

Premier shares over time to that of the S&P MidCap 400, an unmanaged index designed to measure the performance of the midcap segment of the U.S. stock market. The performance figures in the table reflect the CDSC applicable to

Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

The bar chart shows the performance of the fund's Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC)applicable to Dreyfus

Premier shares is not reflected in the performance figures in the bar chart.

If the CDSC was reflected, the performance figures in the bar chart would be lower.

Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier Shares

Best Quarter

Q3, 2009: 17.58%

Worst Quarter

Q4, 2008: -24.99%

The year-to-date total return of the fund's Dreyfus Premier shares as of 9/30/11 was -18.72%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Mid Cap Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Dreyfus Premier Shares	Dreyfus Premier shares returns before taxes	23.15%	3.85%		8.96%	[1]	Sep 6, 2002
Dreyfus Premier Shares After Taxes on Distributions	Dreyfus Premier shares returns after taxes on distributions	23.15%	2.72%		7.86%	[1]	Sep 6, 2002
Dreyfus Premier Shares After Taxes on Distributions and Sales	Dreyfus Premier shares returns after taxes on distributions and sale of fund shares	15.05%	3.20%		7.74%	[1]	Sep 6, 2002
S&P MidCap 400	S&P MidCap 400 reflects no deduction for fees, expenses or taxes	26.64%	5.73%	7.16%	7.44%	[2]		10.43%	[3]	Sep 6, 2002
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following purchase.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[3]	For comparative purposes, the value of the Index on 8/31/02 is used as the beginning value on 9/6/02.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Mid Cap Stock Fund (Second Prospectus Summary) | BNY Mellon Mid Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Mid Cap Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
132.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.20%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap domestic companies. The stocks of mid-cap domestic companies have market capitalizations generally ranging between $1 billion and $4.4 billion. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Standard & Poor's® MidCap 400 Index (S&P Mid Cap 400).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus
Premier shares over time to that of the S&P MidCap 400, an unmanaged index designed to measure the performance of the midcap segment of the U.S. stock market. The performance figures in the table reflect the CDSC applicable to
Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC)applicable to Dreyfus
Premier shares is not reflected in the performance figures in the bar chart.
If the CDSC was reflected, the performance figures in the bar chart would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 17.58%
Worst Quarter
Q4, 2008: -24.99%

The year-to-date total return of the fund's Dreyfus Premier shares as of 9/30/11 was -18.72%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Mid Cap Stock Fund (Second Prospectus Summary) | BNY Mellon Mid Cap Stock Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.99%)
BNY Mellon Mid Cap Stock Fund | S&P MidCap 400
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P MidCap 400 reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.44%	[1]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	10.43%	[2]
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Sep 6, 2002
BNY Mellon Mid Cap Stock Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
Dreyfus Premier shares
			[3]
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	593
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	897
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,226
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,848	[4]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,848	[4]
Annual Return 2003	rr_AnnualReturn2003	30.89%
Annual Return 2004	rr_AnnualReturn2004	16.17%
Annual Return 2005	rr_AnnualReturn2005	14.07%
Annual Return 2006	rr_AnnualReturn2006	9.86%
Annual Return 2007	rr_AnnualReturn2007	13.46%
Annual Return 2008	rr_AnnualReturn2008	(40.82%)
Annual Return 2009	rr_AnnualReturn2009	30.62%
Annual Return 2010	rr_AnnualReturn2010	27.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2002
BNY Mellon Mid Cap Stock Fund | Dreyfus Premier Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.86%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2002
BNY Mellon Mid Cap Stock Fund | Dreyfus Premier Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.74%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2002

[1]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[2]	For comparative purposes, the value of the Index on 8/31/02 is used as the beginning value on 9/6/02.
[3]	Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.
[4]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.
[5]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following purchase.

BNY Mellon National Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund
BNY Mellon National Intermediate Municipal Bond Fund
Investment Objective
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	BNY Mellon National Intermediate Municipal Bond Fund Dreyfus Premier Shares
Shareholder Fees, Column Name
Dreyfus Premier shares

Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon National Intermediate Municipal Bond Fund Dreyfus Premier Shares
Investment advisory fees	0.35%
Distribution (Rule 12b-1) fees	0.50%
Other expenses - Shareholder services fees	0.25%
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.03%
Total annual fund operating expenses	1.25%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dreyfus Premier shares with redemption
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon National Intermediate Municipal Bond Fund Dreyfus Premier Shares	427	597	786	1,247	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Dreyfus Premier shares without redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
BNY Mellon National Intermediate Municipal Bond Fund Dreyfus Premier Shares	127	397	686	1,247	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

39.88% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal income tax,

interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus

Premier shares over time to that of the S&P Municipal Bond Intermediate Index,

an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal

Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

The performance figures in the table reflect the CDSC applicable to Dreyfus

Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

The bar chart shows the performance of the fund's Dreyfus

Premier shares from year to year. The contingent deferred sales charge (CDSC)

applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.

Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier shares

Best Quarter

Q3, 2009: 6.65%

Worst Quarter

Q4, 2010: -3.90%

The year-to-date total return of the fund's Dreyfus Premier shares as of 9/30/11 was 6.35%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon National Intermediate Municipal Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary		Average Annual Returns, Inception Date Secondary
Dreyfus Premier Shares	Dreyfus Premier shares returns before taxes		(1.88%)	3.13%		3.19%	[1]	Oct 11, 2002
Dreyfus Premier Shares After Taxes on Distributions	Dreyfus Premier shares returns after taxes on distributions		(2.09%)	3.08%		3.12%	[1]	Oct 11, 2002
Dreyfus Premier Shares After Taxes on Distributions and Sales	Dreyfus Premier shares returns after taxes on distributions and sale of fund shares		(0.16%)	3.12%		3.16%	[1]	Oct 11, 2002
BofA Merrill Lynch 2-17 Year Municipal Bond Index	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[2]	3.07%	4.75%	5.12%	5.07%	[3]		4.29%	[4]	Oct 11, 2002
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[5]	3.61%	4.82%	5.09%	5.02%	[3]		4.39%		Oct 11, 2002
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.
[2]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[3]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[4]	For comparative purposes, the value of the Index on 9/30/02 is used as the beginning value on 10/11/02.
[5]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon National Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon National Intermediate Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
39.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.88%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Dreyfus Premier shares with redemption
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Dreyfus Premier shares without redemption
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. The fund occasionally, including for temporary defensive purposes, may invest in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus
Premier shares over time to that of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal
Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.
The performance figures in the table reflect the CDSC applicable to Dreyfus
Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Dreyfus
Premier shares from year to year. The contingent deferred sales charge (CDSC)
applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 6.65%
Worst Quarter
Q4, 2010: -3.90%
The year-to-date total return of the fund's Dreyfus Premier shares as of 9/30/11 was 6.35%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon National Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
BNY Mellon National Intermediate Municipal Bond Fund | BofA Merrill Lynch 2-17 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.07%	[2]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	4.29%	[3]
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Oct 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | S&P Municipal Bond Intermediate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[2]
Average Annual Returns, Since Inception Secondary	ck0001111565_AverageAnnualReturnSinceInceptionSecondary	4.39%
Average Annual Returns, Inception Date Secondary	ck0001111565_AverageAnnualReturnInceptionDateSecondary	Oct 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
Dreyfus Premier shares

Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	427
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,247	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,247	[5]
Annual Return 2003	rr_AnnualReturn2003	4.15%
Annual Return 2004	rr_AnnualReturn2004	2.97%
Annual Return 2005	rr_AnnualReturn2005	1.41%
Annual Return 2006	rr_AnnualReturn2006	3.47%
Annual Return 2007	rr_AnnualReturn2007	2.70%
Annual Return 2008	rr_AnnualReturn2008	(2.76%)
Annual Return 2009	rr_AnnualReturn2009	12.66%
Annual Return 2010	rr_AnnualReturn2010	1.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2002
BNY Mellon National Intermediate Municipal Bond Fund | Dreyfus Premier Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dreyfus Premier shares returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2002

[1]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.
[3]	For comparative purposes, the value of the Index on 9/30/02 is used as the beginning value on 10/11/02.
[4]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[5]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.
[6]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective
The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares
Operating Expenses, Column Name	[1]
Dreyfus Premier shares

Investment advisory fees		0.35%
Distribution (Rule 12b-1) fees		0.50%
Other expenses - Shareholder services fees		0.25%
Other expenses - Administration fees		0.12%
Other expenses - Other expenses of the fund		0.06%
Total annual fund operating expenses		1.28%
[1]	Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

with redemption
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares	430	606	802	1,276	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

without redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
BNY Mellon Massachusetts Intermediate Municipal Bond Fund Dreyfus Premier Shares	130	406	702	1,276	[1]
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

10.43% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not

Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.

Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality,

or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Massachusetts'

economy, and the revenues underlying its municipal obligations, may decline.

Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus

Premier shares over time to that of the S&P Municipal Bond Intermediate Index,

an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal

Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.

The performance figures in the table reflect the CDSC applicable to the fund's

Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)

plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Before the fund commenced operations (as of the close of business on September

6, 2002), substantially all of the assets of another investment company managed by the investment adviser with a similar investment objective and similar investment strategies and expenses as the fund, Dreyfus Premier Limited Term

Massachusetts Municipal Fund (the Premier Massachusetts Fund), were transferred to the fund in a tax-free reorganization. The performance figures for the fund's

Dreyfus Premier shares represent the performance of Premier Massachusetts Fund's

Class B shares through September 6, 2002 (calculated using the actual fees and expenses of Premier Massachusetts Fund and not those of the fund) and the performance of the fund's Dreyfus Premier shares thereafter.

The bar chart shows the performance of the fund's Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus

Premier shares is not reflected in the performance figures in the bar chart.

If the CDSC was reflected, the performance figures in the bar chart would be lower.

Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier Shares	[1]

Best Quarter

Q3, 2009: 5.17%

Worst Quarter

Q4, 2010: -3.55%

Average Annual Total Returns as of 12/31/10	[1]
Average Annual Total Returns BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Dreyfus Premier Shares			(1.74%)	3.08%	3.70%	[1]
Dreyfus Premier Shares After Taxes on Distributions			(1.82%)	3.07%	3.68%	[1]
Dreyfus Premier Shares After Taxes on Distributions and Sales			(0.06%)	3.06%	3.65%	[1]
BofA Merrill Lynch 2-17 Year Municipal Bond Index	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[2],[3],[4],[5]	3.07%	4.75%	5.12%
S&P Municipal Bond Intermediate Index	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[2],[3],[4]	3.61%	4.82%	5.09%
[1]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.
[2]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[3]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[4]	Unlike the fund, the Index is not limited to obligations issued by a singlestate or municipalities in that state.
[5]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.

[1]	Reflects the performance of the Class B shares of Premier Massachusetts Fund through September 6, 2002.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
10.43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.43%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	with redemption
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	without redemption
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state personal income taxes. These municipal bonds include those issued by the Commonwealth of Massachusetts as well as those issued by U.S. territories and possessions. The fund also may invest in municipal bonds that are exempt from federal income tax, but not
Massachusetts state income tax, and in taxable bonds.

The fund's investments in municipal and taxable bonds must be rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by the investment adviser. Generally, the fund's average effective portfolio maturity will be between three and ten years and the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual municipal and taxable bonds of any maturity or duration. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the credit quality of the issuer or have identified a more attractive opportunity or when the portfolio managers seek to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Although the fund seeks to provide income exempt from federal and Massachusetts state income taxes, interest from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Massachusetts'
economy, and the revenues underlying its municipal obligations, may decline.
Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Dreyfus
Premier shares over time to that of the S&P Municipal Bond Intermediate Index, an unmanaged, market-weighted index designed to measure the performance of municipal bonds with a minimum maturity of 3 years and a maximum maturity of up to but not including 15 years, and the BofA Merrill Lynch 2-17 Year Municipal
Bond Index, an unmanaged, market-weighted index designed to measure the performance of investment grade municipal bonds maturing in the 2-17 year range.
The performance figures in the table reflect the CDSC applicable to the fund's
Dreyfus Premier shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results.

Before the fund commenced operations (as of the close of business on September
6, 2002), substantially all of the assets of another investment company managed by the investment adviser with a similar investment objective and similar investment strategies and expenses as the fund, Dreyfus Premier Limited Term
Massachusetts Municipal Fund (the Premier Massachusetts Fund), were transferred to the fund in a tax-free reorganization. The performance figures for the fund's
Dreyfus Premier shares represent the performance of Premier Massachusetts Fund's
Class B shares through September 6, 2002 (calculated using the actual fees and expenses of Premier Massachusetts Fund and not those of the fund) and the performance of the fund's Dreyfus Premier shares thereafter.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	BofA Merrill Lynch 2-17 Year Municipal Bond Index
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Dreyfus Premier Shares	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the performance of the fund's Dreyfus Premier shares from year to year. The contingent deferred sales charge (CDSC) applicable to Dreyfus
Premier shares is not reflected in the performance figures in the bar chart.
If the CDSC was reflected, the performance figures in the bar chart would be lower.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The contingent deferred sales charge (CDSC) applicable to Dreyfus Premier shares is not reflected in the performance figures in the bar chart. If the CDSC was reflected, the performance figures in the bar chart would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2009: 5.17%

Worst Quarter
Q4, 2010: -3.55%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10	[1]
BNY Mellon Massachusetts Intermediate Municipal Bond Fund (Second Prospectus Summary) | BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BofA Merrill Lynch 2-17 Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 2-17 Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	[2],[3],[4],[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.12%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | S&P Municipal Bond Intermediate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes	[2],[3],[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Dreyfus Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum deferred sales charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Dreyfus Premier shares
			[6]
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	430
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,276	[7]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	406
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	702
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,276	[7]
Annual Return 2001	rr_AnnualReturn2001	3.86%
Annual Return 2002	rr_AnnualReturn2002	7.54%
Annual Return 2003	rr_AnnualReturn2003	3.55%
Annual Return 2004	rr_AnnualReturn2004	2.52%
Annual Return 2005	rr_AnnualReturn2005	1.31%
Annual Return 2006	rr_AnnualReturn2006	3.49%
Annual Return 2007	rr_AnnualReturn2007	2.97%
Annual Return 2008	rr_AnnualReturn2008	(0.36%)
Annual Return 2009	rr_AnnualReturn2009	9.27%
Annual Return 2010	rr_AnnualReturn2010	1.20%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.70%	[8]
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Dreyfus Premier Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.68%	[8]
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Dreyfus Premier Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.65%	[8]

[1]	Reflects the performance of the Class B shares of Premier Massachusetts Fund through September 6, 2002.
[2]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[3]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[4]	Unlike the fund, the Index is not limited to obligations issued by a singlestate or municipalities in that state.
[5]	In future prospectuses, the fund's performance will no longer be compared to the BofA Merrill Lynch 2-17 Year Municipal Bond Index because the S&P Municipal Bond Intermediate Index is deemed to be more reflective of the fund's current investment style.
[6]	Dreyfus Premier shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.
[7]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at end of the sixth year following the date of purchase.
[8]	Assumes conversion of Dreyfus Premier shares to Investor shares, which are offered in a separate prospectus, at the end of the sixth year following the date of purchase.

BNY Mellon Money Market Fund (Second Prospectus Summary) | BNY Mellon Money Market Fund
BNY Mellon Money Market Fund
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Money Market Fund Investor Shares
Investment advisory fees	0.15%
Other expenses - Shareholder services fees	0.25%
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.03%
Total annual fund operating expenses	0.55%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon Money Market Fund Investor Shares	56	176	307	689

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality,

dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers'

acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk,

and regulatory developments relating to the banking industry.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.

The bar chart shows changes in the performance of the fund's Investor shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Investor

Best Quarter

Q3, 2007: 1.22%

Worst Quarter

Q4, 2010: 0.00%

The year-to-date total return of the fund's Investor shares as of 9/30/11 was

0.00%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon Money Market Fund Investor Shares	none	2.44%	2.12%	Jun 2, 2003

For the fund's current yield, BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option

3 for BNY Mellon Wealth Advisors.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon Money Market Fund (Second Prospectus Summary) | BNY Mellon Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers'
acceptances, and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high grade commercial paper, and other short-term corporate obligations, including those with the floating or variable rates of interest; and taxable municipal obligations, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Investor
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Investor shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q3, 2007: 1.22%
Worst Quarter
Q4, 2010: 0.00%

The year-to-date total return of the fund's Investor shares as of 9/30/11 was
0.00%.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
For the fund's current yield, BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option
3 for BNY Mellon Wealth Advisors.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon Money Market Fund (Second Prospectus Summary) | BNY Mellon Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BNY Mellon Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2004	rr_AnnualReturn2004	0.86%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.58%
Annual Return 2007	rr_AnnualReturn2007	4.85%
Annual Return 2008	rr_AnnualReturn2008	2.55%
Annual Return 2009	rr_AnnualReturn2009	0.33%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003

BNY Mellon National Municipal Money Market Fund (Second Prospectus Summary) | BNY Mellon National Municipal Money Market Fund
BNY Mellon National Municipal Money Market Fund
Investment Objective
The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon National Municipal Money Market Fund Investor Shares
Investment advisory fees	0.15%
Other expenses - Shareholder services fees	0.25%
Other expenses - Administration fees	0.12%
Other expenses - Other expenses of the fund	0.02%
Total annual fund operating expenses	0.54%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
BNY Mellon National Municipal Money Market Fund Investor Shares	55	173	302	677

Principal Investment Strategy
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its assets in short-term,

high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds,

tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as

U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks
An investment in the fund is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

o Municipal government risk. The ability of a governmental issuer to make payments on its municipal obligations can be adversely affected by a number of factors, including budget shortfalls, lower tax revenues, weak economic conditions and reduced levels of aid to governments. Issuers of municipal obligations may default on their payment obligations and may seek bankruptcy protection.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.

The bar chart shows changes in the performance of the fund's Investor shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Investor

Best Quarter

Q2, 2007: 0.81%

Worst Quarter

Q4, 2010: 0.00%

The year-to-date total return of the fund's Investor shares as of 9/30/11 was

0.00%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon National Municipal Money Market Fund Investor Shares	none	1.54%	1.37%	Jun 2, 2003

For the fund's current yield, BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option

3 for BNY Mellon Wealth Advisors.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
BNY Mellon National Municipal Money Market Fund (Second Prospectus Summary) | BNY Mellon National Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon National Municipal Money Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests at least 80% of its assets in short-term, high quality municipal obligations that provide income exempt from federal income tax. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund reserves the right to invest up to 20% of total assets in taxable money market securities, such as
U.S. government obligations, U.S. and foreign bank and corporate obligations and commercial paper. The fund also may invest in custodial receipts.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

o Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

o Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

o Municipal government risk. The ability of a governmental issuer to make payments on its municipal obligations can be adversely affected by a number of factors, including budget shortfalls, lower tax revenues, weak economic conditions and reduced levels of aid to governments. Issuers of municipal obligations may default on their payment obligations and may seek bankruptcy protection.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Investor
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Investor shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2007: 0.81%
Worst Quarter
Q4, 2010: 0.00%

The year-to-date total return of the fund's Investor shares as of 9/30/11 was
0.00%.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
For the fund's current yield, BNY Mellon Wealth Brokerage Clients may call toll free 1-800-830-0549 - Option 2 for BNY Mellon Wealth Management Direct or Option
3 for BNY Mellon Wealth Advisors.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
BNY Mellon National Municipal Money Market Fund (Second Prospectus Summary) | BNY Mellon National Municipal Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
BNY Mellon National Municipal Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.15%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	677
Annual Return 2004	rr_AnnualReturn2004	0.64%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	2.90%
Annual Return 2007	rr_AnnualReturn2007	3.14%
Annual Return 2008	rr_AnnualReturn2008	1.67%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003